FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR MUNICIPAL INCOME FUND
FUNDS OF FIDELITY ADVISOR SERIES II AND FIDELITY ADVISOR SERIES VIII CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 29, 1999
   REVISED JUNE 16, 2000

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated December 29, 1999, or an annual report for Class A, Class T, Class B, Class C, and Institutional Class of each fund, please call Fidelity(registered trademark) at 1-888-622-3175. To obtain a free additional copy of a prospectus for the Initial Class of Fidelity Advisor Mortgage Securities Fund, dated December 29, 1999, or an annual report for the Initial Class of Fidelity Advisor Mortgage Securities Fund, please call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS               PAGE

Investment Policies and         3
Limitations

Special Considerations          21
Regarding Canada

Special Considerations          21
Regarding Europe

Special Considerations          22
Regarding Japan

Special Considerations          22
Regarding Asia Pacific
Region (ex Japan)

Special Considerations          22
Regarding Latin America

Special Considerations          23
Regarding Russia

Special Considerations          23
Regarding Africa

Portfolio Transactions          23

Valuation                       32

Performance                     33

Prior Performance of Similar    142
Funds

Additional Purchase, Exchange   149
and Redemption Information

Distributions and Taxes         152

Trustees and Officers           153

Control of Investment Advisers  161

Management Contracts            162

Distribution Services           171

Transfer and Service Agent      190
Agreements

Description of the Trusts       193

Financial Statements            193

Appendix                        193

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

                                                     ACOM10-ptb-0600
                                                        1.730173.101

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF ADVISOR LATIN AMERICA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer if, as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Latin American market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Latin American market;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 17.

For purposes of normally investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR EMERGING ASIA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except as permitted under the Investment Company Act of 1940.

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or representing interests in real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by or indexed to, or representing interests in, physical commodities or investing or trading in derivative investments); or

(7) make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless its owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 18.

For purposes of normally investing at least 65% of the fund's total assets in securities of Asian emerging market issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR JAPAN FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 19.

For purposes of normally investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR INTERNATIONAL CAPITAL APPRECIATION
FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 20.

For purposes of normally investing at least 65% of the fund's total assets in foreign securities, including securities of issuers located in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR EUROPE CAPITAL APPRECIATION FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 22.

For purposes of normally investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR OVERSEAS FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 23.

For purposes of normally investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR DIVERSIFIED INTERNATIONAL FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 24.

For purposes of normally investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR GLOBAL EQUITY FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 25.

For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR HIGH YIELD FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 26.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR HIGH INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

For purposes of investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTMENT LIMITATIONS OF ADVISOR GOVERNMENT INVESTMENT FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 28.

For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The fund has been advised that the Staff of the Securities and Exchange Commission (SEC) does not consider proprietary strips of securities issued by the U.S. Government or its agencies or instrumentalities, and privately sponsored collateralized mortgage obligations (CMOs) backed by the U.S. Government or its agencies or instrumentalities to be U.S. Government securities for purposes of investment limitation (5). Accordingly, the fund may establish the following four industry groups: (1) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government; (2) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government; (3) custodian banks for CMOs that are backed by the full faith and credit of the U.S. Government; (4) custodian banks for CMOs that are backed by U.S. Government agencies and instrumentalities but not by the full faith and credit of the U.S. Government. If the fund concludes that, under applicable legal principles, any of these securities is a Government security, it will exclude the security from investment limitation (5).

INVESTMENT LIMITATIONS OF ADVISOR MORTGAGE SECURITIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.

For purposes of normally investing at least 65% of the fund's total assets in investment-grade mortgage-related securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The fund has been advised that the Staff of the Securities and Exchange Commission (SEC) does not consider proprietary strips of securities issued by the U.S. Government or its agencies or instrumentalities, and privately sponsored collateralized mortgage obligations (CMOs) backed by the U.S. Government or its agencies or instrumentalities to be U.S. Government securities for purposes of investment limitation (5). Accordingly, the fund may establish the following four industry groups: (1) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government; (2) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government; (3) custodian banks for CMOs that are backed by the full faith and credit of the U.S. Government; (4) custodian banks for CMOs that are backed by U.S. Government agencies and instrumentalities but not by the full faith and credit of the U.S. Government. If the fund concludes that, under applicable legal principles, any of these securities is a Government security, it will exclude the security from investment limitation (5).

INVESTMENT LIMITATIONS OF ADVISOR INTERMEDIATE BOND FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 31.

INVESTMENT LIMITATIONS OF ADVISOR SHORT FIXED-INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 32.

INVESTMENT LIMITATIONS OF ADVISOR MUNICIPAL INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 33.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds, and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the pre-refunded bond is considered to be the number of days to the announced call date of the bonds. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the CAC 40 (France), DAX 30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each equity fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, each bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Each bond fund further limits its options and futures investments to options and futures contracts relating to U.S. Government securities.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Advisor Municipal Income currently intends to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as the issuer's country of organization, the primary trading market for the issuer's securities, and the location of the issuer's assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities;
(2) the security has its primary trading market in that country; or
(3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MORTGAGE SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

MUNICIPAL INSURANCE. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or
(ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.

Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.

Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard &
Poor's.

Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

PUT FEATURES entitle the holder to sell a security back to the issuer at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Demand features and standby commitments are types of put features.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer. A purchaser may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SHORT SALES. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES. Each of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Asia reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Advisor Municipal Income reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

Each of Advisor High Yield and Advisor High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

POLITICAL. Canada's parliamentary system of government is, in general, stable. However, from time to time, some provinces, but particularly Quebec, have called for a revamping of the legal and financial relationship between the federal government in Ottawa and the provinces. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

ECONOMIC. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of industrial and basic materials, both domestically and internationally, can have a significant effect on Canadian market performance.

In addition, Canada relies considerably on the health of the United States' economy, its biggest trading partner and largest foreign investor. The expanding economic and financial integration of the United States and Canada will likely make the Canadian economy and securities market increasingly sensitive to U.S. economic and market events.

CURRENCY. For U.S. investors, investing in any foreign currency entails an additional risk that is not faced when investing in the domestic market. Since Canada let its currency float in 1970, its value has been in a steady decline against the U.S. dollar. While the decline has helped Canada stay competitive in export markets, U.S. investors have seen their investment returns eroded by the impact of currency conversion.

SPECIAL CONSIDERATIONS REGARDING EUROPE

On January 1, 1999, eleven of the fifteen member countries of the European Union (EU) fixed their currencies irrevocably to the euro, the new unit of currency of the European Economic and Monetary Union
(EMU). At that time each member's currency was converted at a fixed rate to the euro. Initially, use of the euro will be confined mainly to the wholesale financial markets, while its widespread use in the retail sector will follow the circulation of euro banknotes and coins on January 1, 2002. At that time, the national banknotes and coins of participating member countries will cease to be legal tender. In addition to adopting a single currency, member countries will no longer control their own monetary policies. Instead, the authority to direct monetary policy will be exercised by the new European Central Bank.

While economic and monetary convergence in the European Union may offer new opportunities for those investing in the region, investors should be aware that the success of the union is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. The Continent's economies are diverse, its governments decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy.

POLITICAL. For those countries in Western and Eastern Europe that were not included in the first round of the EU implementation, the prospects for eventual membership serve as a strong political impetus for many governments to employ tight fiscal and monetary policies. Particularly for the Eastern European countries, aspirations to join the EU are likely to push governments to act decisively.

At the same time, there could become an increasingly widening gap between rich and poor within the aspiring countries, those countries who are close to meeting membership criteria, and those who are not likely to join the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits. Despite relative calm in Western Europe in recent years, the risk of regional conflict or targeted terrorist activity could disrupt European markets.

In the transition to the single economic system, significant political decisions will be made which will effect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

ECONOMIC. As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the eleven EMU member nations. According to the Maastrich treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro, such as Greece, risk being left farther behind.

FOREIGN TRADE. The EU has recently been involved in a number of trade disputes with major trading partners, including the United States. Tariffs and embargoes have been levied upon imports of agricultural products and meat that have resulted in the affected nation levying retaliatory tariffs upon imports from Europe. These disputes can adversely affect the valuations of the European companies that export the targeted products.

CURRENCY. For U.S. investors, investing in any foreign currency entails an additional risk that is not faced when investing in the domestic market. However, investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the Union. This has been the case in the first six months of 1999, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

GERMANY. The German economy is heavily industrialized, with a strong emphasis on manufacturing and exports. Therefore, Germany's economic growth is heavily dependent on the prosperity of its trading partners and on currency exchange rates. Germany is closely tied to a number of Eastern European emerging market economies and weakness in these economies will likely dampen demand for German exports. Germany continues to struggle with its incorporation of former East Germany and the country as a whole faces high labor costs and high unemployment.

FRANCE. In recent years, the country's economic growth has been hit by a series of general strikes. France's strong labor unions reacted negatively to government cuts driven by the country's effort to meet EMU membership criteria. Recently, unions have demanded a lower retirement age and a shorter work week. Economic growth also is limited by the country's pay-as-you-go pension system; spending on pensions accounts for about 10% of GDP.

NORDIC COUNTRIES. Faced with stronger global competition, the Nordic countries- Norway, Finland, Denmark, and Sweden- have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

UNITED KINGDOM. The United Kingdom continues to be overtly less enthusiastic about EMU than other countries in Europe and has not committed itself to joining the euro. While the UK views independence from the EMU as a competitive advantage, the country may not benefit from its independence if economic conditions on the continent improve. If the continental European stock markets make more compelling prospects for economic growth, there is concern that the UK market may lag its European counterparts.

EASTERN EUROPE. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe.

The economies of the Eastern European nations are embarking on the transition from communism at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often, a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since World War II into the world's second largest economy. Despite its impressive history, investors face special risks when investing in Japan.

ECONOMIC. Since Japan's bubble economy collapsed eight years ago, the nation has drifted between modest growth and recession. By mid-year 1998, the world's second largest economy had slipped into its deepest recession since World War II. Much of the blame can be placed on government inaction in implementing long-neglected structural reforms despite strong and persistent prodding from the International Monetary Fund and the G7 member nations. Steps have been taken to deregulate and liberalize protected areas of the economy, but the pace of change has been disappointedly slow.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region.

FOREIGN TRADE. Much of Japan's economy is dependent upon international trade. The country is a leading exporter of automobiles and industrial machinery as well as industrial and consumer electronics. While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. For the past two years, Southeast Asia's economies have been mired in economic stagnation causing a steep decline in Japan's exports to the area. Much of Japan's hopes for economic recovery and renewed export growth is largely dependent upon the pace of economic recovery in Southeast Asia.

NATURAL RESOURCE DEPENDENCY. An island nation with limited natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products, and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

NATURAL DISASTERS. The Japanese islands have been subjected to periodic natural disasters including earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industries.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

ECONOMIC. The economic health of the region depends, in great part, on each country's respective ability to carry out fiscal and monetary reforms and its ability to address the International Monetary Fund's mandated benchmarks. The majority of the countries in the region can be characterized as either developing or newly industrialized economies, which tend to experience more volatile economic cycles than developed countries. In addition, a number of countries in the region have historically faced hyperinflation, a deterrent to productivity and economic growth.

CURRENCY. For U.S. investors, investing in any currency entails an additional risk that is not faced when investing in the domestic market. Some countries in the region may impose restrictions on converting local currency, effectively preventing foreigners from selling assets and repatriating funds. While flexible exchange rates through most of the region should allow greater control of domestic liquidity conditions, the region's currencies generally face above-average volatility with potentially negative implications for economic and security market conditions.

NATURAL DISASTERS. The Asia Pacific region has been subjected to periodic natural disasters such as earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industry.

CHINA AND HONG KONG. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial and monetary systems that allow economic freedom and market expansion.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, and currency devaluation. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated and have enjoyed sound levels of growth. Privatization of state-owned companies is almost completed. Foreign trade restrictions have been relaxed. Large fiscal deficits have been reduced and inflation controlled. Nonetheless, the volatile stock markets of 1998 have clearly demonstrated that investors in the region continue to face a number of potential risks.

The telephone company industry comprises a major segment of the Latin American market, as a whole as currently represented by the MSCI Emerging Markets Free - Latin America Index. The pace of the privatization of most Latin America's telephone companies has been accelerating and is generally expected to ameliorate the industry's worsening infrastructure problems and substantially expand and improve services to the consumer. Following the privatization and breakup of many of Latin America's telecommunications monopolies, telephone companies are now faced with an increasingly competitive operating environment that could substantially affect their profit margins adversely. In addition, because these companies are regulated providers of a highly visible basic service, in a sovereign stress scenario, a company may not be permitted to pass on increased operating expenses or devaluation-related price increases directly and immediately to consumers. Attempts by management to undertake restructuring initiatives, such as cutting employment overhead, could also meet with strong government and union opposition. Latin America countries have periodically experienced sharp economic slowdowns, high interest rates, and spiraling inflation. In this environment, the earnings and profits of telephone companies could be particularly vulnerable. Access to capital could be substantially restricted by the market's reaction to regional or global economic crisis. Because telephone companies issue among Latin America's most liquid stocks, they may be among the first companies whose shares will be sold by foreign investors seeking to repatriate their overseas investments in times of regional or global crisis. Accordingly, shares of telephone companies may be subject to a high degree of price volatility in these situations.

POLITICAL. While investors recently have benefited from friendlier forms of government, the Latin American political climate is still vulnerable to sudden changes. Many countries in the region have been in recession and have faced high unemployment. Corruption remains part of the political landscape. This could lead to social unrest and changes in governments that are less favorable to investors. The investor friendly trends of social, economic, and market reforms seen over the past several years could be reversed. Also, as has historically been the case, the stock markets may be subject to increased volatility as some countries approach elections: Argentina, Chile, Mexico, and Peru.

SOCIAL UNREST. Latin America continues to suffer from one of the most inequitable distributions of wealth in the world, as well as rampant delinquency and street crime. The recent reforms and the move to democracy, which were initially welcomed by the population, so far have failed to significantly improve the living conditions of the majority of people. This could lead to social unrest, occasional labor strikes, rebellion, or civil war.

ECONOMIC. Many countries in the region have experienced periods of hyperinflation which adversely impacted and may continue to impact their economies and local stock markets. Despite signs that inflation has been tamed, the risk of hyperinflation persists.

FOREIGN TRADE. One key to the recent economic growth in the region has been the reduction of trade barriers and a series of free-trade agreements. These are currently under pressure given the recent macro-economic imbalances between many trading partners. One example would be Mercosur, which includes Argentina, Brazil, Uruguay, and Paraguay. As long as the economies perform well and the regimes maintain similar economic and currency policies, all will benefit from this agreement. However, the recent devaluation of Brazil's currency, combined with recessions in the region, has created tension between the largest trading partners, Brazil and Argentina. This could threaten the pace of vital trade integration and regional economic stability.

CURRENCY. For U.S. investors, investing in any foreign market entails the risk of currency fluctuations; any weakness in the local currency could erode the investment returns to U.S. investors upon currency conversion. As is typical of emerging markets, Latin America has a long history of currency devaluation, evidenced by the Mexican peso crisis and the more recent Brazilian devaluation. The region remains exposed to currency speculators, particularly if the economic or political conditions worsen. Countries where the currency is artificially pegged to the dollar are most at risk. For example, predatory speculation may shift to Argentina if the cost of maintaining the currency board reaches an unsustainable level given the negative impact of the Brazilian devaluation, the economic recession, the deterioration of the foreign trade balances, and the mounting fiscal deficit.

SOVEREIGN DEBT. Although austerity programs in many countries have significantly reduced fiscal deficits, the region is still facing significant debt. Interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. In addition, governments may be forced to reschedule or freeze their debt repayment, which could negatively impact the stock market.

NATURAL RESOURCES DEPENDENCY. Commodities such as agricultural products, minerals, and metals account for a significant percentage of exports of many Latin American countries. As a result, these economies have been particularly sensitive to the fluctuation of commodity prices. As an example, Chile has been affected by the change in the prices of copper and pulp, which has adversely affected its economy and stock market. Similarly, because the U.S. is Mexico's largest trading partner - accounting for more than four-fifths of its exports
- any economic downturn in the U.S. economy could adversely impact the Mexican economy and stock market.

NATURAL DISASTERS. The region has been subjected to periodic natural disasters, such as earthquakes and floods. These events have often inflicted substantial damage upon the populations and the economy. More recently, weather disorders attributed to the "El Nino" effect have placed a serious drag on the economy of some countries, such as Peru and Ecuador.

FINANCIAL REPORTING STANDARDS. As is typical of many emerging markets, many companies in the region are still controlled by families and their associates. Accordingly, these owners may not always act in the best interests of public shareholders. In addition, rules for disclosing financial information are less stringent, which increases the difficulty of accessing reliable and viable information.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves greater risks than generally encountered when investing in the securities markets of the U.S. and most other developed countries. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. For most of the past decade, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union. As recently as 1998, the government imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms.

Foreign investors also face a high degree of currency risk when investing in Russian securities. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and declared a moratorium on commercial debt payments. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of proceeds.

Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. A combination of poor accounting standards, inept management, endemic corruption, and limited shareholder rights pose a significant risk, particularly to foreign investors.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. Among these are thin trading activity, inadequate regulatory protection for the rights of investors, and lax custody procedures. Additionally, there is a dearth of solid corporate information available to investors.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

SPECIAL CONSIDERATIONS REGARDING AFRICA

Africa is a highly diverse and politically unstable continent of over 50 countries and 840 million people. Civil wars, coups, and even genocidal warfare have beset much of this region in recent years. Nevertheless, the continent is home to an abundance of natural resources, including natural gas, aluminum, crude oil, copper, iron, bauxite, cotton, diamonds, and timber. Wealthier African countries generally have strong connections to European partners; evidence of these relationships is seen in the growing market capitalization and foreign investment. Economic performance remains closely tied to world commodity markets, particularly oil, as well as agricultural conditions, such as drought.

Several Northern African countries have substantial oil reserves and, accordingly, their economies react strongly to world oil prices. They share a regional and sometimes religious identification with the oil producing nations of the Middle East and can be strongly affected by political and economic developments in those countries. As in the south, weather conditions have a strong impact on many of their natural resources, as was the case in 1995, when severe drought adversely affected economic growth.

Several African countries have active equity markets, many established since 1989. The oldest market, in Egypt, was established in 1883, while the youngest, in Zambia, was established in 1994. The mean age for all equity markets is 40 years old. A total of 1,830 firms are listed on the respective exchanges. With the exception of the relatively large and liquid South African stock market, sub-Saharan Africa is probably the riskiest of all the world's emerging markets.

During the past two decades, sub-Saharan Africa has lagged behind other developing regions in economic growth. The area attracts only a modest share of foreign direct investment and remains highly dependent on foreign aid. The financial markets are small and underdeveloped and offer little regulatory protection for investors. Except for South Africa, the most fundamental problems in all of the countries in the region are the absence of an effective court system to ensure the enforceability of contracts. Investors in the area generally face a high risk of continuing political and economic instability as well as currency exchange rate volatility.

SOUTH AFRICA. South Africa has a highly developed and industrialized economy. It is rich in mineral resources and is the world's largest producer and exporter of gold. The nation's new government has made remarkable progress in consolidating the nation's peaceful transition to democracy and in redressing the socioeconomic disparities created by apartheid. It has a sophisticated financial structure with a large and active stock exchange that ranks 19th in the world in terms of market capitalization. Nevertheless, investors in South Africa face a number of risks common to other developing regions. The nation's heavy dependence upon the export of natural resources makes its economy and stock market vulnerable to weak global demand and declines in commodity prices. The country's currency reserves have been a constant problem and its currency can be vulnerable to devaluation. There is also the risk that ethnic and civic conflict could result in the abandonment of many of the nation's free market reforms to the detriment of shareholders.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended October 31, 1999 and 1998, the portfolio turnover rates for each fund are presented in the table below.
Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

                               Fiscal Period Ended  Portfolio Turnover Rate

Advisor Latin America

1999+                          October 31            50%*

Advisor Emerging Asia

1999                           October 31            62%

Advisor Japan

1999++                         October 31            152%*

Advisor International Capital
Appreciation

1999                           October 31            218%

1998+++                        October 31            199%*

Advisor Europe Capital
Appreciation

1999++                         October 31            164%*

Advisor Overseas

1999                           October 31            85%

1998                           October 31            74%

Advisor Diversified
International

1999++                         October 31            78%*

Advisor Global Equity

1999++                         October 31            69%*

Advisor High Yield

1999                           October 31            61%

1998                           October 31            75%

Advisor High Income

1999++++                       October 31            331%*

Advisor Government Investment

1999                           October 31            174%

1998                           October 31            243%

Advisor Mortgage Securities

1999                           October 31            183%

1998                           October 31            262%

Advisor Intermediate Bond

1999                           October 31            138%

12/1/97-10/31/98               October 31            176%*

Advisor Short Fixed-Income

1999                           October 31            139%

1998                           October 31            124%

Advisor Municipal Income

1999                           October 31            23%

1998                           October 31            36%

* Annualized

+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++++ Advisor High Income commenced operations on September 7, 1999.

Prior to June 16, 1999, Advisor Emerging Asia operated as Fidelity Advisor Emerging Asia, Inc. (Closed-End Fund), a closed-end fund. On June 15, 1999, the Closed-End Fund was reorganized as an open-end fund through a transfer of all its assets and liabilities to Advisor Emerging Asia. Shareholders of the Closed-End Fund received Class A shares of Advisor Emerging Asia in exchange for their shares of the Closed-End Fund.

Significant changes in brokerage commissions paid by the Closed-End Fund and those paid by Advisor Emerging Asia may result from its reorganization as an open-end fund, which must continuously meet redemptions.

The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

The following table shows the total amount of brokerage commissions paid by each fund.

                               Fiscal Year Ended  Total Amount Paid

Advisor Latin America          October 31

1999+                                             $ 14,837

Advisor Emerging Asia          October 31

1999                                                486,161

1998                                                270,016

1997                                                678,317

Advisor Japan                  October 31

1999++                                              119,713

Advisor International Capital  October 31
Appreciation

1999                                                304,587

1998+++                                             176,523

Advisor Europe Capital         October 31
Appreciation

1999++                                              102,306

Advisor Overseas               October 31

1999                                                3,471,595

1998                                                3,132,182

1997                                                2,761,658

Advisor Diversified            October 31
International

1999++                                              103,668

Advisor Global Equity          October 31

1999++                                              13,316

Advisor High Yield             October 31

1999                                                163,687

1998                                                238,891

1997                                                269,517

Advisor High Income            October 31

1999++++                                            600

+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++++ Advisor High Income commenced operations on September 7, 1999.

Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and, in the case of certain taxable funds, FBS and FBSJ, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC and FBS and FBSJ for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999. NFSC, FBS, and FBSJ are paid on a commission basis.

                                                  Total Amount Paid

                               Fiscal Year Ended  To NFSC            To FBS    To FBSJ

Advisor Japan                  October 31

1999+                                             $ 0                $ 0       $ 290

Advisor International Capital  October 31
Appreciation

1999                                               0                  0         518

1998++                                             0                  105       0

Advisor Europe Capital         October 31
Appreciation

1999+                                              8                  0         0

Advisor Overseas               October 31

1999                                               1,854              0         132

1998                                               8,154              29,509    0

1997                                               5,510              198,192   0

Advisor Diversified            October 31
International

1999+                                              685                0         0

Advisor Global Equity          October 31

1999+                                              222                0         0

Advisor High Yield             October 31

1999                                               4,035              0         0

1998                                               15,062             0         0

1997                                               12,656             0         0


+ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

                                 Fiscal Year Ended 1999  % of  Aggregate Commissions  % of  Aggregate Dollar Amount
                                                         Paid to NFSC                 of Transactions Effected
                                                                                      through NFSC

Advisor Japan+                   October 31               0%                           0%

Advisor International Capital    October 31               0%                           0%
Appreciation

Advisor Europe Capital           October 31               0.01%                        0.12%
Appreciation+,(dagger)

Advisor Overseas(dagger)         October 31               0.05%                        0.19%

Advisor Diversified              October 31               0.66%                        0.68%
International+,(dagger)

Advisor Global Equity+,(dagger)  October 31               1.67%                        6.59%

Advisor High Yield               October 31               2.47%                        1.77%



                                 % of  Aggregate Commissions  % of  Aggregate Dollar Amount  % of Aggregate Commissions
                                 Paid to FBS                  of Transactions Effected       Paid to FBSJ
                                                              through FBS

Advisor Japan+                    0%                           0%                             0.24%

Advisor International Capital     0%                           0%                             0.17%
Appreciation

Advisor Europe Capital            0%                           0%                             0%
Appreciation+,(dagger)

Advisor Overseas(dagger)          0%                           0%                             0%

Advisor Diversified               0%                           0%                             0%
International+,(dagger)

Advisor Global Equity+,(dagger)   0%                           0%                             0%

Advisor High Yield                0%                           0%                             0%



                                 % of Aggregate Dollar Amount
                                 of  Transactions Effected
                                 through FBSJ

Advisor Japan+                    0.36%

Advisor International Capital     0.43%
Appreciation

Advisor Europe Capital            0%
Appreciation+,(dagger)

Advisor Overseas(dagger)          0.01%

Advisor Diversified               0%
International+,(dagger)

Advisor Global Equity+,(dagger)   0%

Advisor High Yield                0%


+ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International and Advisor Global Equity commenced operations on December 17, 1998.

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through NFSC is a result of the low commission rates charged by NFSC.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.

                               Fiscal Year Ended 1999  $ Amount of Commissions Paid  $ Amount of Brokerage
                                                       to Firms that Provided        Transactions Involved*
                                                       Research Services*

Advisor Latin America+         October 31              $ 9,689                       $ 3,556,432

Advisor Emerging Asia          October 31               197,329                       45,928,456

Advisor Japan++                October 31               99,339                        97,553,867

Advisor International Capital  October 31               247,828                       143,973,563
Appreciation

Advisor Europe Capital         October 31               86,029                        44,377,089
Appreciation++

Advisor Overseas               October 31               2,985,875                     1,672,624,495

Advisor Diversified            October 31               85,222                        50,737,604
International++

Advisor Global Equity++        October 31               8,638                         5,107,723

Advisor High Yield             October 31               147,615                       78,480,045

Advisor High Income+++         October 31               600                           144,104


* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor High Income commenced operations on September 7, 1999.

For the fiscal year ended October 31, 1999 Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income paid no brokerage commissions to firms that provided research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

GROWTH FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

TAXABLE BOND FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

TAX-FREE BOND FUNDS. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price, yield, and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS. Yields for a class are computed by dividing a class's pro rata share of the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's NAV or offering price, as applicable, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

The tax-equivalent yield of a class of a municipal fund is the rate an investor would have to earn from a fully taxable investment before taxes to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a specified federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.

The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 2000. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical federally tax-exempt obligations yielding from 2% to 9%. Of course, no assurance can be given that a class of the municipal fund will achieve any specific tax-exempt yield. While the municipal fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

2000 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                           Federal   If individual tax-exempt
                                                                     yield is:

Taxable Income*                                            Marginal  2%                             3%     4%     5%

Single Return                  Joint Return                Rate**    Then taxable-equivalent yield
                                                                     is:

$ 0              -    26,250   $ 0           -    43,850   15.0%     2.35%                          3.53%  4.71%  5.88%

$ 26,251         -    63,550   $ 43,851      -    105,950  28.0%     2.78%                          4.17%  5.56%  6.94%

$ 63,551         -    132,600  $ 105,951     -    161,450  31.0%     2.90%                          4.35%  5.80%  7.25%

$ 132,601        -    288,350  $ 161,451     -    288,350  36.0%     3.13%                          4.69%  6.25%  7.81%

$ 288,351        -   and over  $ 288,351     -   and over  39.6%     3.31%                          4.97%  6.62%  8.28%


2000 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                           Federal   If individual tax-exempt
                                                                     yield is:

Taxable Income*                                            Marginal   6%                        7%     8%     9%

Single Return                  Joint Return                Rate**    Then taxable-equivalent yield
                                                                     is:

$ 0              -    26,250   $ 0           -    43,850   15.0%      7.06%                     8.24%   9.41%  10.59%

$ 26,251         -    63,550   $ 43,851      -    105,950  28.0%      8.33%                     9.72%  11.11%  12.50%

$ 63,551         -    132,600  $ 105,951     -    161,450  31.0%      8.70%                     10.14%  11.59%  13.04%

$ 132,601        -    288,350  $ 161,451     -    288,350  36.0%      9.38%                     10.94%  12.50%  14.06%

$ 288,351        -   and over  $ 288,351     -   and over  39.6%      9.93%                     11.59%  13.25%  14.90%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

The municipal fund may invest a portion of its assets in obligations that are subject to federal income tax. When the municipal fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.

Prior to June 16, 1999, Advisor Emerging Asia operated as the Closed-End Fund. The closed-end fund had the same investment objective and substantially similar investment policies as Advisor Emerging Asia. On June 15, 1999, the Closed-End Fund was reorganized as an open-end fund through a transfer of all its assets and liabilities to Advisor Emerging Asia. Shareholders of the Closed-End Fund received Class A shares of Advisor Emerging Asia in exchange for their shares of the Closed-End Fund.

Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Emerging Asia were not offered prior to June 16, 1999. The returns presented below for Advisor Emerging Asia for periods prior to June 16, 1999 do not reflect Class A, Class T, Class B, Class C, or Institutional Class total expenses. If the effect of Class A, Class T, Class B, Class C, and Institutional Class total expenses was reflected, returns may be lower than those shown because Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Emerging Asia may have higher total expenses than the Closed-End Fund.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge. Excluding a class's sales charge from a return calculation produces a higher return figure. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. An equity fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week long-term moving averages for each class of each fund are shown in the table below.

Fund                             13-Week Long-Term Moving  39-Week Long-Term Moving
                                 Average*                  Average*

Advisor Latin America - Class A   11.26                     11.46

Advisor Latin America - Class T   11.24                     11.45

Advisor Latin America - Class B   11.20                     11.43

Advisor Latin America - Class C   11.20                     11.43

Advisor Latin America -           11.28                     11.48
Institutional Class

Advisor Emerging Asia - Class A   14.93                     13.64

Advisor Emerging Asia - Class T   14.92                     13.64

Advisor Emerging Asia - Class B   14.90                     13.63

Advisor Emerging Asia - Class C   14.90                     13.63

Advisor Emerging Asia -           14.93                     13.64
Institutional Class

Advisor Japan - Class A           17.04                     13.63

Advisor Japan - Class T           17.01                     13.61

Advisor Japan - Class B           16.94                     13.57

Advisor Japan - Class C           16.95                     13.58

Advisor Japan - Institutional     17.08                     13.65

Advisor International Capital     14.19                     12.95
Appreciation - Class A

Advisor International Capital     14.15                     12.91
Appreciation - Class T

Advisor International Capital     13.98                     12.78
Appreciation - Class B

Advisor International Capital     13.98                     12.77
Appreciation - Class C

Advisor International Capital     14.22                     12.98
Appreciation - Institutional
Class

Advisor Europe Capital            10.27                     10.15
Appreciation - Class A

Advisor Europe Capital            10.26                     10.14
Appreciation - Class T

Advisor Europe Capital            10.21                     10.11
Appreciation - Class B

Advisor Europe Capital            10.21                     10.11
Appreciation - Class C

Advisor Europe Capital            10.28                     10.16
Appreciation - Institutional
Class

Advisor Overseas - Class A        19.71                     18.72

Advisor Overseas - Class T        19.95                     18.96

Advisor Overseas - Class B        19.40                     18.46

Advisor Overseas - Class C        19.71                     18.76

Advisor Overseas -                19.73                     18.72
Institutional

Advisor Diversified               12.48                     11.68
International - Class A

Advisor Diversified               12.46                     11.67
International - Class T

Advisor Diversified               12.41                     11.64
International - Class B

Advisor Diversified               12.41                     11.64
International - Class C

Advisor Diversified               12.50                     11.70
International -
Institutional Class

Advisor Global Equity - Class A   11.31                     11.00

Advisor Global Equity - Class T   11.29                     10.99

Advisor Global Equity - Class B   11.24                     10.96

Advisor Global Equity - Class C   11.24                     10.96

Advisor Global Equity -           11.32                     11.01
Institutional


* On October 29, 1999.

HISTORICAL EQUITY FUND RESULTS. The following table shows each class's return for the fiscal periods ended October 31, 1999.

Class A and Class T have a maximum front-end sales charge of 5.75% and 3.50%, respectively, which is included in the average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

Class A, Class T, Class B, and Class C have a 12b-1 fee of 0.25%,
0.50%, 1.00%, and 1.00%, respectively, which is included in the average annual and cumulative returns.

                                 Average Annual Returns1                             Cumulative Returns1

                                 One Year                 Five Years  Life of Fund*  One Year             Five Years

Advisor Latin America - Class A  N/A                      N/A         N/A            N/A                  N/A

Advisor Latin America - Class T  N/A                      N/A         N/A            N/A                  N/A

Advisor Latin America - Class B  N/A                      N/A         N/A            N/A                  N/A

Advisor Latin America - Class C  N/A                      N/A         N/A            N/A                  N/A

Advisor Latin America -          N/A                      N/A         N/A            N/A                  N/A
Institutional Class

Advisor Emerging Asia - Class A   47.21%                   -0.81%      1.53%          47.21%               -3.98%

Advisor Emerging Asia - Class T   50.72%                   -0.34%      1.96%          50.72%               -1.69%

Advisor Emerging Asia - Class B   50.88%                   -0.04%      2.41%          50.88%               -0.20%

Advisor Emerging Asia - Class C   54.78%                   0.32%       2.56%          54.78%               1.61%

Advisor Emerging Asia -           56.40%                   0.40%       2.63%          56.40%               2.01%
Institutional Class

Advisor Japan - Class A          N/A                      N/A         N/A            N/A                  N/A

Advisor Japan - Class T          N/A                      N/A         N/A            N/A                  N/A

Advisor Japan - Class B          N/A                      N/A         N/A            N/A                  N/A

Advisor Japan - Class C          N/A                      N/A         N/A            N/A                  N/A

Advisor Japan - Institutional    N/A                      N/A         N/A            N/A                  N/A
Class

Advisor International Capital     40.95%                  N/A          19.22%         40.95%              N/A
Appreciation - Class A

Advisor International Capital     44.37%                  N/A          20.48%         44.37%              N/A
Appreciation - Class T

Advisor International Capital     43.35%                  N/A          20.17%         43.35%              N/A
Appreciation - Class B

Advisor International Capital     47.60%                  N/A          21.87%         47.60%              N/A
Appreciation - Class C

Advisor International Capital     49.55%                  N/A          22.94%         49.55%              N/A
Appreciation - Institutional
Class

Advisor Europe Capital           N/A                      N/A         N/A            N/A                  N/A
Appreciation - Class A

Advisor Europe Capital           N/A                      N/A         N/A            N/A                  N/A
Appreciation - Class T

Advisor Europe Capital           N/A                      N/A         N/A            N/A                  N/A
Appreciation - Class B

Advisor Europe Capital           N/A                      N/A         N/A            N/A                  N/A
Appreciation - Class C

Advisor Europe Capital           N/A                      N/A         N/A            N/A                  N/A
Appreciation - Institutional
Class

Advisor Overseas - Class A        20.69%                   10.07%      9.40%          20.69%               61.55%

Advisor Overseas - Class T        23.27%                   10.54%      9.64%          23.27%               65.02%

Advisor Overseas - Class B        22.00%                   10.49%      9.76%          22.00%               64.69%

Advisor Overseas - Class C        26.21%                   10.76%      9.76%          26.21%               66.71%

Advisor Overseas -                28.30%                   11.71%      10.25%         28.30%               73.98%
Institutional Class

Advisor Diversified              N/A                      N/A         N/A            N/A                  N/A
International - Class A

Advisor Diversified              N/A                      N/A         N/A            N/A                  N/A
International - Class T

Advisor Diversified              N/A                      N/A         N/A            N/A                  N/A
International - Class B

Advisor Diversified              N/A                      N/A         N/A            N/A                  N/A
International - Class C

Advisor Diversified              N/A                      N/A         N/A            N/A                  N/A
International -
Institutional Class

Advisor Global Equity - Class A  N/A                      N/A         N/A            N/A                  N/A

Advisor Global Equity - Class T  N/A                      N/A         N/A            N/A                  N/A

Advisor Global Equity - Class B  N/A                      N/A         N/A            N/A                  N/A

Advisor Global Equity - Class C  N/A                      N/A         N/A            N/A                  N/A

Advisor Global Equity -          N/A                      N/A         N/A            N/A                  N/A
Institutional Class



                                 Cumulative Returns1

                                 Life of Fund*

Advisor Latin America - Class A   9.71%

Advisor Latin America - Class T   12.13%

Advisor Latin America - Class B   10.80%

Advisor Latin America - Class C   14.70%

Advisor Latin America -           16.70%
Institutional Class

Advisor Emerging Asia - Class A   8.87%

Advisor Emerging Asia - Class T   11.47%

Advisor Emerging Asia - Class B   14.28%

Advisor Emerging Asia - Class C   15.21%

Advisor Emerging Asia -           15.67%
Institutional Class

Advisor Japan - Class A           79.45%

Advisor Japan - Class T           83.45%

Advisor Japan - Class B           84.20%

Advisor Japan - Class C           88.30%

Advisor Japan - Institutional     90.90%
Class

Advisor International Capital     41.94%
Appreciation - Class A

Advisor International Capital     44.94%
Appreciation - Class T

Advisor International Capital     44.20%
Appreciation - Class B

Advisor International Capital     48.30%
Appreciation - Class C

Advisor International Capital     50.90%
Appreciation - Institutional
Class

Advisor Europe Capital            -0.47%
Appreciation - Class A

Advisor Europe Capital            1.71%
Appreciation - Class T

Advisor Europe Capital            -0.20%
Appreciation - Class B

Advisor Europe Capital            3.90%
Appreciation - Class C

Advisor Europe Capital            5.80%
Appreciation - Institutional
Class

Advisor Overseas - Class A        135.34%

Advisor Overseas - Class T        140.39%

Advisor Overseas - Class B        142.82%

Advisor Overseas - Class C        142.85%

Advisor Overseas -                153.44%
Institutional Class

Advisor Diversified               23.00%
International - Class A

Advisor Diversified               25.64%
International - Class T

Advisor Diversified               24.60%
International - Class B

Advisor Diversified               28.60%
International - Class C

Advisor Diversified               30.80%
International -
Institutional Class

Advisor Global Equity - Class A   11.12%

Advisor Global Equity - Class T   13.58%

Advisor Global Equity - Class B   12.10%

Advisor Global Equity - Class C   16.10%

Advisor Global Equity -           18.10%
Institutional Class


* Life of fund figures are from commencement of operations (December 21, 1998 for Advisor Latin America; December 17, 1998 for Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, and Advisor Global Equity; November 3, 1997 for Advisor International Capital Appreciation; April 23, 1990 for Advisor Overseas) through the fiscal periods ended October 31, 1999. Life of fund figures for Advisor Emerging Asia are from March 25, 1994 (commencement of operations of the Closed-End Fund) through the fiscal period ended 1999.

 Initial offering of each class of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the
Closed-End Fund, which has no 12b-1 fee. If Class A's, Class T's,
Class B's and Class C's total expenses, including 12b-1 fees, had been reflected, returns may have been lower.

1 Initial offering of Class A for Advisor Overseas took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

 Initial offering of Class B of Advisor Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995, are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

 Initial Offering of Class C of Advisor Overseas took place on November 3, 1997. Class C returns prior to November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower.

 Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

 Note: If FMR had not reimbursed certain class expenses during these periods, Class A's, Class T's, except for Advisor Overseas Class B's, Class C's, and Institutional Class's returns would have been lower.

HISTORICAL BOND FUND RESULTS. The following table shows each class's yield, tax-equivalent yield, and returns for the fiscal period ended October 31, 1999.

Class A and Class T of Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, and Advisor Municipal Income have a maximum front-end sales charge of 4.75% and 3.50%, respectively, which is included in the yield, tax equivalent yield, and average annual and cumulative returns. Class A and Class T of Advisor Intermediate Bond has a maximum front-end sales charge of 3.75% and 2.75%, respectively, which is included in the yield and average annual and cumulative returns. Class A and Class T of Advisor Short Fixed-Income has a maximum front-end sales charge of 1.50% which is included in the yield and average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

 Class A, Class T, Class B, and Class C of Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Intermediate Bond, and Advisor Municipal Income have a 12b-1 fee of 0.15%, 0.25%, 0.90% and 1.00%, respectively, which is included in the yield and average annual and cumulative returns. Class A, Class T, and Class B of Advisor Mortgage Securities have a 12b-1 fee of 0.15%, 0.25% and 0.90%, respectively, which is included in the yield and average annual and cumulative returns. Class A, Class T, and Class C of Advisor Short Fixed-Income have a 12b-1 fee of 0.15%, 0.15% and 1.00%, respectively, which is included in the yield and average annual and cumulative returns.

The tax-equivalent yield for Advisor Municipal Income is based on a 36% federal income tax rate. Note that the municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.

                                                                       Average Annual Returns1

                               Thirty-Day Yield  Tax Equivalent Yield  One Year                 Five Years

Advisor High Yield - Class A    9.70%            N/A                    6.66%                    8.75%

Advisor High Yield - Class T    9.73%            N/A                    7.91%                    9.05%

Advisor High Yield - Class B    9.46%            N/A                    6.10%                    8.77%

Advisor High Yield - Class C    9.35%            N/A                    10.00%                   8.98%

Advisor High Yield -            10.54%           N/A                    12.05%                   9.86%
Institutional Class

Advisor High Income - Class A  N/A               N/A                   N/A                      N/A

Advisor High Income - Class T  N/A               N/A                   N/A                      N/A

Advisor High Income - Class B  N/A               N/A                   N/A                      N/A

Advisor High Income - Class C  N/A               N/A                   N/A                      N/A

Advisor High Income -          N/A               N/A                   N/A                      N/A
Institutional Class

Advisor Government Investment   5.72%            N/A                    -6.21%                   5.94%
-  Class A

Advisor Government Investment   5.72%            N/A                    -5.15%                   6.12%
- Class T

Advisor Government Investment   5.30%            N/A                    -6.88%                   5.88%
- Class B

Advisor Government Investment   5.20%            N/A                    -3.36%                   6.13%
- Class C

Advisor Government Investment   6.24%            N/A                    -1.55%                   7.07%
- Institutional Class

Advisor Mortgage Securities -  N/A               N/A                    -1.96%                   6.73%
Class A

Advisor Mortgage Securities -   6.01%            N/A                    -0.78%                   6.96%
Class T

Advisor Mortgage Securities -   5.66%            N/A                    -2.49%                   7.05%
Class B

Advisor Mortgage Securities -   6.53%            N/A                    3.09%                    7.85%
Institutional Class

Advisor Mortgage Securities -   6.57%            N/A                    3.14%                    7.91%
 Initial Class

Advisor Intermediate Bond -     5.86%            N/A                    -2.78%                   5.27%
Class A

Advisor Intermediate Bond -     5.84%            N/A                    -1.80%                   5.46%
Class T

Advisor Intermediate Bond -     5.37%            N/A                    -2.51%                   5.34%
Class B

Advisor Intermediate Bond -     5.29%            N/A                    -0.77%                   5.24%
Class C

Advisor Intermediate Bond -     6.32%            N/A                    1.19%                    6.33%
Institutional Class

Advisor Short Fixed-Income -    5.93%            N/A                    1.57%                    5.02%
Class A

Advisor Short Fixed-Income -    5.91%            N/A                    1.57%                    5.06%
Class T

Advisor Short Fixed-Income -    5.07%            N/A                    1.33%                    5.03%
Class C

Advisor Short Fixed-Income -    6.20%            N/A                    3.27%                    5.50%
Institutional Class

Advisor Municipal Income -      4.57%             7.14%                 -6.99%                   5.19%
Class A

Advisor Municipal Income -      4.55%             7.11%                 -5.95%                   5.46%
Class T

Advisor Municipal Income -      4.08%             6.38%                 -7.82%                   5.16%
Class B

Advisor Municipal Income -      3.97%             6.20%                 -4.17%                   5.41%
Class C

Advisor Municipal Income -      4.92%             7.69%                 -2.31%                   6.36%
Institutional Class



                               Average Annual Returns1                       Cumulative Returns1

                               Ten Years/ Life of Fund  One Year             Five Years  Ten Years/ Life of Fund

Advisor High Yield - Class A    12.75%                   6.66%                52.14%      231.92%

Advisor High Yield - Class T    12.90%                   7.91%                54.19%      236.38%

Advisor High Yield - Class B    12.84%                   6.10%                52.24%      234.80%

Advisor High Yield - Class C    12.81%                   10.00%               53.74%      233.76%

Advisor High Yield -            13.32%                   12.05%               60.03%      249.13%
Institutional Class

Advisor High Income - Class A  N/A                      N/A                  N/A          -4.51%*

Advisor High Income - Class T  N/A                      N/A                  N/A          -3.27%*

Advisor High Income - Class B  N/A                      N/A                  N/A          -4.77%*

Advisor High Income - Class C  N/A                      N/A                  N/A          -0.91%*

Advisor High Income -          N/A                      N/A                  N/A          0.28%*
Institutional Class

Advisor Government Investment   6.35%                    -6.21%               33.46%      85.13%
-  Class A

Advisor Government Investment   6.44%                    -5.15%               34.58%      86.68%
- Class T

Advisor Government Investment   6.44%                    -6.88%               33.09%      86.61%
- Class B

Advisor Government Investment   6.40%                    -3.36%               34.64%      85.98%
- Class C

Advisor Government Investment   6.92%                    -1.55%               40.74%      95.23%
- Institutional Class

Advisor Mortgage Securities -   7.24%                    -1.96%               38.46%      101.23%
Class A

Advisor Mortgage Securities -   7.36%                    -0.78%               39.98%      103.44%
Class T

Advisor Mortgage Securities -   7.56%                    -2.49%               40.61%      107.27%
Class B

Advisor Mortgage Securities -   7.81%                    3.09%                45.92%      112.06%
Institutional Class

Advisor Mortgage Securities -   7.84%                    3.14%                46.31%      112.63%
 Initial Class

Advisor Intermediate Bond -     6.50%                    -2.78%               29.30%      87.73%
Class A

Advisor Intermediate Bond -     6.60%                    -1.80%               30.45%      89.40%
Class T

Advisor Intermediate Bond -     6.49%                    -2.51%               29.71%      87.54%
Class B

Advisor Intermediate Bond -     6.44%                    -0.77%               29.09%      86.64%
Class C

Advisor Intermediate Bond -     7.15%                    1.19%                35.95%      99.52%
Institutional Class

Advisor Short Fixed-Income -    6.07%                    1.57%                27.75%      80.35%
Class A

Advisor Short Fixed-Income -    6.09%                    1.57%                27.98%      80.67%
Class T

Advisor Short Fixed-Income -    6.08%                    1.33%                27.81%      80.43%
Class C

Advisor Short Fixed-Income -    6.32%                    3.27%                30.68%      84.49%
Institutional Class

Advisor Municipal Income -      6.68%                    -6.99%               28.81%      90.98%
Class A

Advisor Municipal Income -      6.82%                    -5.95%               30.45%      93.42%
Class T

Advisor Municipal Income -      6.78%                    -7.82%               28.58%      92.69%
Class B

Advisor Municipal Income -      6.74%                    -4.17%               30.12%      92.01%
Class C

Advisor Municipal Income -      7.27%                    -2.31%               36.09%      101.78%
Institutional Class


* For Advisor High Income, life of fund figures are from commencement of operations (September 7, 1999) through the fund's fiscal period ended October 31, 1999.

1 Initial offering of Class A for each fund (except Advisor High Income and Advisor Mortgage Securities) took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Advisor Intermediate Bond) are those of Class T which reflect a 12b-1 fee of 0.25% for Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income and 0.15% for Advisor Short Fixed-Income. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 for Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income would have been higher. For Advisor Intermediate Bond returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

 Initial offering of Class A, Class T, and Class B of Advisor Mortgage Securities took place on March 3, 1997. Class A, Class T, and Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's, Class T's, and Class B's respective 12b-1 fees had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial offering of Class T of Advisor Intermediate Bond took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

 Initial offering of Class B of Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class B of Advisor Intermediate Bond took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class C for each fund (except Advisor High Income and Advisor Mortgage Securities) took place on November 3, 1997.

 Class C returns for Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

 Class C returns for Advisor Intermediate Bond prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

 Class C returns for Advisor Short Fixed-Income prior to November 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, returns would have been lower.

 Initial offering of Institutional Class of Advisor High Yield, Advisor Government Investment, Advisor Short Fixed-Income, and Advisor Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25% for Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income; and 0.15% for Advisor Short Fixed-Income. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 would have been higher.

 Initial offering of Institutional Class of Advisor Mortgage
Securities took place on March 3, 1997. Institutional Class returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.

 Note: If FMR had not reimbursed certain class expenses during these periods, Class A's, Class T's, Class B's, Class C's, and Institutional Class's returns would have been lower.

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. Each of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity and Advisor Emerging Asia has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended October 31, 1999 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the period from December 21, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Latin America would have grown to $10,971, including the effect of Class A's maximum sales charge.

ADVISOR LATIN AMERICA - CLASS A

Period Ended October 31   Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 10,971                  $ 0                           $ 0                          $ 10,971



ADVISOR LATIN AMERICA - CLASS A  INDEXES

Period Ended October 31          S&P 500   DJIA      Cost of Living**


1999*                            $ 11,454  $ 12,097  $ 10,262


* From December 21, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Latin America on December 21, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 21, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Latin America would have grown to $11,213, including the effect of Class T's maximum sales charge.

ADVISOR LATIN AMERICA - CLASS T

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,213                  $ 0                           $ 0                          $ 11,213



ADVISOR LATIN AMERICA - CLASS T  INDEXES

Fiscal Period Ended October 31   S&P 500   DJIA      Cost of Living**

1999*                            $ 11,454  $ 12,097  $ 10,262


* From December 21, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Latin America on December 21, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 21, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Latin America would have grown to $11,080, including the effect of Class B's maximum CDSC.

ADVISOR LATIN AMERICA - CLASS B

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,080                  $ 0                           $ 0                          $ 11,080



ADVISOR LATIN AMERICA - CLASS B  INDEXES

Fiscal Period Ended October 31   S&P 500   DJIA      Cost of Living**

1999*                            $ 11,454  $ 12,097  $ 10,262


* From December 21, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Latin America on December 21, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 21, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Latin America would have grown to $11,470, including the effect of Class C's maximum CDSC.

ADVISOR LATIN AMERICA - CLASS C

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,470                  $ 0                           $ 0                          $ 11,470



ADVISOR LATIN AMERICA - CLASS C  INDEXES

Fiscal Period Ended October 31   S&P 500   DJIA      Cost of Living**


1999*                            $ 11,454  $ 12,097  $ 10,262


* From December 21, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Latin America on December 21, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 21, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Latin America would have grown to $11,670.

ADVISOR LATIN AMERICA -
InstitutionaL CLASS

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,670                  $ 0                           $ 0                          $ 11,670



ADVISOR LATIN AMERICA -         INDEXES
InstitutionaL CLASS

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,454  $ 12,097  $ 10,262


* From December 21, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Latin America on December 21, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from March 25, 1994 (commencement of operations of the Closed-End Fund) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Emerging Asia would have grown to $10,887, including the effect of Class A's maximum sales charge.

ADVISOR EMERGING ASIA - CLASS A

Period Ended              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
October 31                Investment                Distributions                 Gain Distributions

1999                      $ 10,033                  $ 260                         $ 594                        $ 10,887

1998                      $ 6,424                   $ 166                         $ 380                        $ 6,970

1997                      $ 7,747                   $ 111                         $ 288                        $ 8,146

1996                      $ 10,655                  $ 145                         $ 94                         $ 10,894

1995                      $ 9,318                   $ 88                          $ 82                         $ 9,488

1994*                     $ 10,702                  $ 0                           $ -15                        $ 10,687



ADVISOR EMERGING ASIA - CLASS A  INDEXES

Period Ended                     S&P 500   DJIA      Cost of Living**
October 31

1999                             $ 33,137  $ 31,854  $ 11,426

1998                             $ 26,368  $ 25,113  $ 11,141

1997                             $ 21,615  $ 21,386  $ 10,978

1996                             $ 16,361  $ 17,010  $ 10,754

1995                             $ 13,184  $ 13,130  $ 10,442

1994*                            $ 10,427  $ 10,524  $ 10,156


* From March 25, 1994 (commencement of operations of the Closed-End
Fund).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Emerging Asia on March 25, 1994, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,685. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $196 for dividends and $480 for capital gain distributions. Initial offering of Class A of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class A's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

During the period from March 25, 1994 (commencement of operations of the Closed-End Fund) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Emerging Asia would have grown to $11,147, including the effect of Class T's maximum sales charge.

ADVISOR EMERGING ASIA - CLASS T

Period Ended October 31   Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,273                  $ 266                         $ 608                        $ 11,147

1998                      $ 6,577                   $ 171                         $ 389                        $ 7,137

1997                      $ 7,932                   $ 113                         $ 295                        $ 8,340

1996                      $ 10,909                  $ 149                         $ 96                         $ 11,154

1995                      $ 9,540                   $ 91                          $ 84                         $ 9,715

1994*                     $ 10,957                  $ 0                           $ -15                        $ 10,942



ADVISOR EMERGING ASIA - CLASS T  INDEXES

Period Ended October 31          S&P 500   DJIA      Cost of Living**


1999                             $ 33,137  $ 31,854  $ 11,426

1998                             $ 26,368  $ 25,113  $ 11,141

1997                             $ 21,615  $ 21,386  $ 10,978

1996                             $ 16,361  $ 17,010  $ 10,754

1995                             $ 13,184  $ 13,130  $ 10,442

1994*                            $ 10,427  $ 10,524  $ 10,156


* From March 25, 1994 (commencement of operations of the Closed-End
Fund).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Emerging Asia on March 25, 1994, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,702. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $198 for dividends and $486 for capital gain distributions. Initial offering of Class T of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class T's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

During the period from March 25, 1994 (commencement of operations of the Closed-End Fund) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Emerging Asia would have grown to $11,428, including the effect of Class B's maximum CDSC.

ADVISOR EMERGING ASIA - CLASS B

Period Ended October 31   Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,524                  $ 275                         $ 629                        $ 11,428

1998                      $ 6,816                   $ 176                         $ 404                        $ 7,396

1997                      $ 8,220                   $ 118                         $ 305                        $ 8,643

1996                      $ 11,305                  $ 153                         $ 100                        $ 11,558

1995                      $ 9,887                   $ 93                          $ 87                         $ 10,067

1994*                     $ 11,355                  $ 0                           $ -16                        $ 11,339



ADVISOR EMERGING ASIA - CLASS B  INDEXES

Period Ended October 31          S&P 500   DJIA      Cost of Living**


1999                             $ 33,137  $ 31,854  $ 11,426

1998                             $ 26,368  $ 25,113  $ 11,141

1997                             $ 21,615  $ 21,386  $ 10,978

1996                             $ 16,361  $ 17,010  $ 10,754

1995                             $ 13,184  $ 13,130  $ 10,442

1994*                            $ 10,427  $ 10,524  $ 10,156


* From March 25, 1994 (commencement of operations of the Closed-End
Fund).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Emerging Asia on March 25, 1994, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,727. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $206 for dividends and $504 for capital gain distributions. Initial offering of Class B of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class B's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

During the period from March 25, 1994 (commencement of operations of the Closed-End Fund) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Emerging Asia would have grown to $11,521.


ADVISOR EMERGING ASIA - CLASS C

Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,617                  $ 275                         $ 629                        $ 11,521

1998                      $ 6,816                   $ 176                         $ 404                        $ 7,396

1997                      $ 8,220                   $ 118                         $ 305                        $ 8,643

1996                      $ 11,305                  $ 153                         $ 100                        $ 11,558

1995                      $ 9,887                   $ 93                          $ 87                         $ 10,067

1994*                     $ 11,355                  $ 0                           $ -16                        $ 11,339





ADVISOR EMERGING ASIA - CLASS C  INDEXES

Period Ended October 31          S&P 500   DJIA      Cost of Living**


1999                             $ 33,137  $ 31,854  $ 11,426

1998                             $ 26,368  $ 25,113  $ 11,141

1997                             $ 21,615  $ 21,386  $ 10,978

1996                             $ 16,361  $ 17,010  $ 10,754

1995                             $ 13,184  $ 13,130  $ 10,442

1994*                            $ 10,427  $ 10,524  $ 10,156



* From March 25, 1994 (commencement of operations of the Closed-End
Fund).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Emerging Asia on March 25, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,727. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $206 for dividends and $504 for capital gain distributions. Initial offering of Class C of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the Closed-End Fund, which had no 12b-1 fee. If Class C's total expenses, including 12b-1 fee, had been reflected, returns may have been lower.

During the period from March 25, 1994 (commencement of operations of the Closed-End Fund) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Emerging Asia would have grown to $11,567.


ADVISOR EMERGING ASIA -
INSTITUTIONAL CLASS

Period Ended October 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 10,660                  $ 276                         $ 631                        $ 11,567

1998                     $ 6,816                   $ 176                         $ 404                        $ 7,396

1997                     $ 8,220                   $ 118                         $ 305                        $ 8,643

1996                     $ 11,305                  $ 153                         $ 100                        $ 11,558

1995                     $ 9,887                   $ 93                          $ 87                         $ 10,067

1994*                    $ 11,355                  $ 0                           $ -16                        $ 11,339





ADVISOR EMERGING ASIA -  INDEXES
INSTITUTIONAL CLASS

Period Ended October 31  S&P 500   DJIA      Cost of Living**

1999                     $ 33,137  $ 31,854  $ 11,426

1998                     $ 26,368  $ 25,113  $ 11,141

1997                     $ 21,615  $ 21,386  $ 10,978

1996                     $ 16,361  $ 17,010  $ 10,754

1995                     $ 13,184  $ 13,130  $ 10,442

1994*                    $ 10,427  $ 10,524  $ 10,156



* From March 25, 1994 (commencement of operations of the Closed-End
Fund).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Emerging Asia on March 25, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,727. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $206 for dividends and $504 for capital gain distributions. Initial offering of Institutional Class of Advisor Emerging Asia took place on June 16, 1999. Returns prior to June 16, 1999 are those of the Closed-End Fund.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Japan would have grown to $17,945, including the effect of Class A's maximum sales charge.

ADVISOR JAPAN - CLASS A

Fiscal Period Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999*                    $ 17,945                  $ 0                           $ 0                          $ 17,945



ADVISOR JAPAN - CLASS A         INDEXES

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**

1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Japan on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Japan would have grown to $18,345, including the effect of Class T's maximum sales charge.

ADVISOR JAPAN - CLASS T

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 18,345                  $ 0                           $ 0                          $ 18,345



ADVISOR JAPAN - CLASS T         INDEXES

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Japan on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Japan would have grown to $18,420, including the effect of Class B's maximum CDSC.

ADVISOR JAPAN - CLASS B


Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 18,420                  $ 0                           $ 0                          $ 18,420



ADVISOR JAPAN - CLASS B         INDEXES

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Japan on December 17, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Japan would have grown to $18,830, including the effect of Class C's maximum CDSC.

ADVISOR JAPAN - CLASS C

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 18,830                  $ 0                           $ 0                          $ 18,830



ADVISOR JAPAN - CLASS C         INDEXES

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**

1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Japan on December 17, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Japan would have grown to $19,090.

ADVISOR JAPAN - InstitutionaL
CLASS

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 19,090                  $ 0                           $ 0                          $ 19,090



ADVISOR JAPAN - InstitutionaL   INDEXES
CLASS

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**

1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Japan on December 17, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor International Capital Appreciation would have amounted to $14,194, including the effect of Class A's maximum sales charge.

Advisor International Capital
Appreciation - CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 14,194                  $ 0                           $ 0                          $ 14,194

1998*                    $ 9,491                   $ 0                           $ 0                          $ 9,491



Advisor International Capital  INDEXES
Appreciation - CLASS A

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1999                           $ 14,930  $ 14,442  $ 10,408

1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor International Capital Appreciation on November 3, 1997, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor International Capital Appreciation would have amounted to $14,494, including the effect of Class T's maximum sales charge.

Advisor International Capital
Appreciation - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 14,494                  $ 0                           $ 0                          $ 14,494

1998*                     $ 9,689                   $ 0                           $ 0                          $ 9,689



Advisor International Capital  INDEXES
Appreciation - CLASS T

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1999                           $ 14,930  $ 14,442  $ 10,408

1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor International Capital Appreciation on November 3, 1997, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor International Capital Appreciation would have amounted to $14,420, including the effect of Class B's maximum CDSC.

Advisor International Capital
Appreciation - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 14,420                  $ 0                           $ 0                          $ 14,420

1998*                     $ 9,990                   $ 0                           $ 0                          $ 9,990



Advisor International Capital  INDEXES
Appreciation - CLASS B

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1999                           $ 14,930  $ 14,442  $ 10,408

1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in Class C of Advisor International Capital Appreciation would have amounted to $14,830.

Advisor International Capital
Appreciation - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 14,830                  $ 0                           $ 0                          $ 14,830

1998*                     $ 9,980                   $ 0                           $ 0                          $ 9,980



Advisor International Capital  INDEXES
Appreciation - CLASS C

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1999                           $ 14,930  $ 14,442  $ 10,408

1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor International Capital Appreciation would have grown to $15,090.

Advisor International Capital
Appreciation -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 15,090                  $ 0                           $ 0                          $ 15,090

1998*                     $ 10,090                  $ 0                           $ 0                          $ 10,090



Advisor International Capital  INDEXES
Appreciation -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1999                           $ 14,930  $ 14,442  $ 10,408

1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Europe Capital Appreciation would have amounted to $9,953, including the effect of Class A's maximum sales charge.

ADVISOR EUROPE CAPITAL
APPRECIATION - CLASS A

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 9,953                   $ 0                           $ 0                          $ 9,953



ADVISOR EUROPE CAPITAL          INDEXES
APPRECIATION - CLASS A

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Europe Capital Appreciation on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Europe Capital Appreciation would have grown to $10,171, including the effect of Class T's maximum sales charge.

ADVISOR EUROPE CAPITAL
APPRECIATION - CLASS T

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 10,171                  $ 0                           $ 0                          $ 10,171



ADVISOR EUROPE CAPITAL          INDEXES
APPRECIATION - CLASS T

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Europe Capital Appreciation on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Europe Capital Appreciation would have amounted to $9,980, including the effect of Class B's maximum CDSC.

ADVISOR Europe Capital
Appreciation - CLASS B

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 9,980                   $ 0                           $ 0                          $ 9,980



ADVISOR Europe Capital          INDEXES
Appreciation - CLASS B

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Europe Capital Appreciation on December 17, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Europe Capital Appreciation would have grown to $10,390, including the effect of Class C's maximum CDSC.

ADVISOR Europe Capital
Appreciation - CLASS C

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 10,390                  $ 0                           $ 0                          $ 10,390



ADVISOR Europe Capital          INDEXES
Appreciation - CLASS C

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Europe Capital Appreciation on December 17, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Europe Capital Appreciation would have grown to $10,580.

ADVISOR Europe Capital
Appreciation - InstitutionaL
CLASS

Fiscal Period Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 10,580                  $ 0                           $ 0                          $ 10,580



ADVISOR Europe Capital          INDEXES
Appreciation - InstitutionaL
CLASS

Fiscal Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                           $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Europe Capital Appreciation on December 17, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Overseas would have grown to $23,534, including the effect of Class A's maximum sales charge.

Advisor OVERSEAS - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 19,406                  $ 1,607                       $ 2,521                      $ 23,534

1998                      $ 15,382                  $ 1,153                       $ 1,844                      $ 18,379

1997                      $ 15,919                  $ 959                         $ 840                        $ 17,718

1996                      $ 14,411                  $ 616                         $ 123                        $ 15,150

1995                      $ 13,120                  $ 472                         $ 103                        $ 13,695

1994                      $ 13,252                  $ 478                         $ 0                          $ 13,730

1993                      $ 12,187                  $ 419                         $ 0                          $ 12,606

1992                      $ 8,548                   $ 199                         $ 0                          $ 8,747

1991                      $ 9,218                   $ 76                          $ 0                          $ 9,294

1990*                     $ 9,001                   $ 0                           $ 0                          $ 9,001



Advisor OVERSEAS - CLASS A   INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 52,137  $ 51,048  $ 13,049

1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Overseas on April 23, 1990, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,901. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $943 for dividends and $1,734 for capital gain distributions. Initial offering of Class A of Overseas took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Overseas would have grown to $24,039, including the effect of Class T's maximum sales charge.

Advisor OVERSEAS - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 20,101                  $ 1,360                       $ 2,578                      $ 24,039

1998                      $ 15,903                  $ 1,032                       $ 1,884                      $ 18,819

1997                      $ 16,424                  $ 885                         $ 862                        $ 18,171

1996                      $ 14,765                  $ 631                         $ 126                        $ 15,522

1995                      $ 13,433                  $ 484                         $ 105                        $ 14,022

1994                      $ 13,568                  $ 489                         $ 0                          $ 14,057

1993                      $ 12,477                  $ 430                         $ 0                          $ 12,907

1992                      $ 8,753                   $ 202                         $ 0                          $ 8,955

1991                      $ 9,438                   $ 77                          $ 0                          $ 9,515

1990*                     $ 9,216                   $ 0                           $ 0                          $ 9,216



Advisor OVERSEAS - CLASS T    INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 52,137  $ 51,048  $ 13,049

1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Overseas on April 23, 1990, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,736. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $762 for dividends and $1,776 for capital gain distributions. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Overseas would have grown to $24,282.

Advisor OVERSEAS - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 20,250                  $ 1,376                       $ 2,656                      $ 24,282

1998                      $ 16,080                  $ 1,092                       $ 1,948                      $ 19,120

1997                      $ 16,690                  $ 981                         $ 891                        $ 18,562

1996                      $ 15,060                  $ 756                         $ 129                        $ 15,945

1995                      $ 13,920                  $ 502                         $ 109                        $ 14,531

1994                      $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                      $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                      $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                      $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                     $ 9,550                   $ 0                           $ 0                          $ 9,550



Advisor OVERSEAS - CLASS B    INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 52,137  $ 51,048  $ 13,049

1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Overseas on April 23, 1990, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,829. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $780 for dividends and $1,840 for capital gain distributions. Initial offering of Advisor Class B of Advisor Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1999 a hypothetical $10,000 investment in Class C of Advisor Overseas would have grown to $24,285.

Advisor OVERSEAS - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 20,174                  $ 1,494                       $ 2,617                      $ 24,285

1998                      $ 16,047                  $ 1,120                       $ 1,923                      $ 19,090

1997                      $ 16,690                  $ 980                         $ 892                        $ 18,562

1996                      $ 15,060                  $ 756                         $ 129                        $ 15,945

1995                      $ 13,920                  $ 502                         $ 109                        $ 14,531

1994                      $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                      $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                      $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                      $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                     $ 9,550                   $ 0                           $ 0                          $ 9,550



Advisor OVERSEAS - CLASS C    INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 52,137  $ 51,048  $ 13,049

1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Overseas on April 23, 1990, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,905. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $866 for dividends and $1,818 for capital gain distributions. Initial offering of Class C of Advisor Overseas took place on November 3, 1997. Class C returns prior to November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Overseas would have grown to $25,344.

Advisor OVERSEAS -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 20,620                  $ 2,019                       $ 2,705                      $ 25,344

1998                      $ 16,360                  $ 1,412                       $ 1,981                      $ 19,753

1997                      $ 16,920                  $ 1,151                       $ 902                        $ 18,973

1996                      $ 15,200                  $ 785                         $ 130                        $ 16,115

1995                      $ 13,970                  $ 504                         $ 109                        $ 14,583

1994                      $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                      $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                      $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                      $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                     $ 9,550                   $ 0                           $ 0                          $ 9,550



Advisor OVERSEAS -            INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 52,137  $ 51,048  $ 13,049

1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Overseas on April 23, 1990, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,319. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,200 for dividends and $1,840 for capital gain distributions. Initial offering of Institutional Class of Advisor Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Diversified International would have amounted to $12,300, including the effect of Class A's maximum sales charge.

Advisor DIVERSIFIED
International - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 12,300                  $ 0                           $ 0                          $ 12,300



Advisor DIVERSIFIED           INDEXES
International - CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Diversified International on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Diversified International would have amounted to $12,564, including the effect of Class T's maximum sales charge.

Advisor DIVERSIFIED
International - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 12,564                  $ 0                           $ 0                          $ 12,564



Advisor DIVERSIFIED           INDEXES
International - CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Diversified International on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Diversified International would have amounted to $12,460, including the effect of Class B's maximum CDSC.

Advisor DIVERSIFIED
International - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 12,460                  $ 0                           $ 0                          $ 12,460



Advisor DIVERSIFIED           INDEXES
International - CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Diversified International on December 17, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Diversified International would have amounted to $12,860, including the effect of Class C's maximum CDSC.

Advisor DIVERSIFIED
International - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 12,860                  $ 0                           $ 0                          $ 12,860



Advisor DIVERSIFIED           INDEXES
International - CLASS C

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Diversified International on December 17, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Diversified International would have grown to $13,080.

Advisor DIVERSIFIED
International -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 13,080                  $ 0                           $ 0                          $ 13,080



Advisor DIVERSIFIED           INDEXES
International -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Diversified International on December 17, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class A of Advisor Global Equity would have amounted to $11,112, including the effect of Class A's maximum sales charge.

Advisor GLOBAL EQUITY - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,112                  $ 0                           $ 0                          $ 11,112



Advisor GLOBAL EQUITY - CLASS A  INDEXES

Fiscal Year Ended October 31     S&P 500   DJIA      Cost of Living**


1999*                            $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Global Equity on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class T of Advisor Global Equity would have amounted to $11,358, including the effect of Class T's maximum sales charge.

Advisor GLOBAL EQUITY - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,358                  $ 0                           $ 0                          $ 11,358



Advisor GLOBAL EQUITY - CLASS T  INDEXES

Fiscal Year Ended October 31     S&P 500   DJIA      Cost of Living**


1999*                            $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Global Equity on December 17, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class B of Advisor Global Equity would have amounted to $11,210, including the effect of Class B's maximum CDSC.

Advisor GLOBAL EQUITY - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,210                  $ 0                           $ 0                          $ 11,210



Advisor GLOBAL EQUITY - CLASS B  INDEXES

Fiscal Year Ended October 31     S&P 500   DJIA      Cost of Living**


1999*                            $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Global Equity on December 17, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Class C of Advisor Global Equity would have amounted to $11,610, including the effect of Class C's maximum CDSC.

Advisor GLOBAL EQUITY - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,610                  $ 0                           $ 0                          $ 11,610



Advisor GLOBAL EQUITY - CLASS C  INDEXES

Fiscal Year Ended October 31     S&P 500   DJIA      Cost of Living**


1999*                            $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Global Equity on December 17, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the period from December 17, 1998 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Global Equity would have grown to $11,810.

Advisor GLOBAL EQUITY -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $ 11,810                  $ 0                           $ 0                          $ 11,810



Advisor GLOBAL EQUITY -       INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1999*                         $ 11,677  $ 12,253  $ 10,262


* From December 17, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Global Equity on December 17, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor High Yield would have grown to $33,192, including the effect of Class A's maximum sales charge.

ADVISOR HIGH YIELD - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 11,808                  $ 19,521                      $ 1,863                      $ 33,192

1998                      $ 11,776                  $ 16,342                      $ 1,523                      $ 29,641

1997                      $ 13,730                  $ 16,282                      $ 1,041                      $ 31,053

1996                      $ 13,061                  $ 13,041                      $ 858                        $ 26,960

1995                      $ 12,647                  $ 10,431                      $ 831                        $ 23,909

1994                      $ 11,914                  $ 8,083                       $ 783                        $ 20,780

1993                      $ 12,753                  $ 7,102                       $ 390                        $ 20,245

1992                      $ 11,755                  $ 5,051                       $ 0                          $ 16,806

1991                      $ 10,746                  $ 3,034                       $ 0                          $ 13,780

1990                      $ 8,654                   $ 1,212                       $ 0                          $ 9,866



ADVISOR HIGH YIELD - CLASS A  INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor High Yield on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $31,777. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $11,117 for dividends and $1,041 for capital gain distributions. Initial offering of Class A of Advisor High Yield took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor High Yield would have grown to $33,638, including the effect of Class T's maximum sales charge.

ADVISOR HIGH YIELD - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 11,985                  $ 19,763                      $ 1,890                      $ 33,638

1998                      $ 11,952                  $ 16,582                      $ 1,546                      $ 30,080

1997                      $ 13,921                  $ 16,535                      $ 1,056                      $ 31,512

1996                      $ 13,243                  $ 13,239                      $ 870                        $ 27,352

1995                      $ 12,813                  $ 10,567                      $ 842                        $ 24,222

1994                      $ 12,071                  $ 8,189                       $ 793                        $ 21,053

1993                      $ 12,920                  $ 7,196                       $ 395                        $ 20,511

1992                      $ 11,909                  $ 5,117                       $ 0                          $ 17,026

1991                      $ 10,887                  $ 3,073                       $ 0                          $ 13,960

1990                      $ 8,768                   $ 1,227                       $ 0                          $ 9,995



ADVISOR HIGH YIELD - CLASS T  INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor High Yield on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $32,021. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $11,248 for dividends and $1,054 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class B of Advisor High Yield would have grown to $33,480.

ADVISOR HIGH YIELD - CLASS B  INDEXES

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,363                  $ 19,192                      $ 1,925                      $ 33,480

1998                      $ 12,341                  $ 16,215                      $ 1,580                      $ 30,136

1997                      $ 14,370                  $ 16,299                      $ 1,088                      $ 31,757

1996                      $ 13,690                  $ 13,184                      $ 899                        $ 27,773

1995                      $ 13,255                  $ 10,649                      $ 871                        $ 24,775

1994                      $ 12,497                  $ 8,391                       $ 821                        $ 21,709

1993                      $ 13,389                  $ 7,457                       $ 409                        $ 21,255

1992                      $ 12,341                  $ 5,303                       $ 0                          $ 17,644

1991                      $ 11,282                  $ 3,185                       $ 0                          $ 14,467

1990                      $ 9,086                   $ 1,272                       $ 0                          $ 10,358



ADVISOR HIGH YIELD - CLASS B  INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor High Yield on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $31,467. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $11,161 for dividends and $1,093 for capital gain distributions. Initial offering of Class B of Advisor High Yield took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class C of Advisor High Yield would have grown to $33,376.

ADVISOR HIGH YIELD - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,357                  $ 19,098                      $ 1,921                      $ 33,376

1998                      $ 12,335                  $ 16,155                      $ 1,578                      $ 30,068

1997                      $ 14,370                  $ 16,299                      $ 1,088                      $ 31,757

1996                      $ 13,690                  $ 13,184                      $ 899                        $ 27,773

1995                      $ 13,255                  $ 10,649                      $ 871                        $ 24,775

1994                      $ 12,497                  $ 8,391                       $ 821                        $ 21,709

1993                      $ 13,389                  $ 7,457                       $ 409                        $ 21,255

1992                      $ 12,341                  $ 5,303                       $ 0                          $ 17,644

1991                      $ 11,282                  $ 3,185                       $ 0                          $ 14,467

1990                      $ 9,086                   $ 1,272                       $ 0                          $ 10,358



ADVISOR HIGH YIELD - CLASS C  INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor High Yield on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $31,367. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $11,125 for dividends and $1,091 for capital gain distributions. Initial offering of Class C of Advisor High Yield took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor High Yield would have grown to $34,913.

ADVISOR HIGH YIELD -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,152                  $ 20,806                      $ 1,955                      $ 34,913

1998                      $ 12,152                  $ 17,409                      $ 1,596                      $ 31,157

1997                      $ 14,169                  $ 17,277                      $ 1,079                      $ 32,525

1996                      $ 13,512                  $ 13,781                      $ 888                        $ 28,181

1995                      $ 13,110                  $ 11,009                      $ 861                        $ 24,980

1994                      $ 12,508                  $ 8,487                       $ 822                        $ 21,817

1993                      $ 13,389                  $ 7,457                       $ 409                        $ 21,255

1992                      $ 12,341                  $ 5,303                       $ 0                          $ 17,644

1991                      $ 11,282                  $ 3,185                       $ 0                          $ 14,467

1990                      $ 9,086                   $ 1,272                       $ 0                          $ 10,358



ADVISOR HIGH YIELD -          INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor High Yield on November 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $33,476. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $11,874 for dividends and $1,093 for capital gain distributions. Initial offering of Institutional Class of Advisor High Yield took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor Government Investment would have grown to $18,513 including the effect of Class A's maximum sales charge.

ADVISOR GOVERNMENT INVESTMENT
- CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,525                   $ 8,543                       $ 445                        $ 18,513

1998                      $ 10,251                  $ 8,071                       $ 479                        $ 18,801

1997                      $ 9,893                   $ 6,776                       $ 463                        $ 17,132

1996                      $ 9,709                   $ 5,687                       $ 454                        $ 15,850

1995                      $ 9,893                   $ 4,827                       $ 463                        $ 15,183

1994                      $ 9,167                   $ 3,616                       $ 429                        $ 13,212

1993                      $ 10,374                  $ 3,302                       $ 271                        $ 13,947

1992                      $ 9,955                   $ 2,439                       $ 0                          $ 12,394

1991                      $ 9,811                   $ 1,614                       $ 0                          $ 11,425

1990                      $ 9,361                   $ 781                         $ 0                          $ 10,142



ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Government Investment on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,192. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,125 for dividends and $358 for capital gain distributions. Initial offering of Class A for Advisor Government Investment took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor Government Investment would have grown to $18,668, including the effect of Class T's maximum sales charge.

ADVISOR GOVERNMENT INVESTMENT
- CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,640                   $ 8,577                       $ 451                        $ 18,668

1998                      $ 10,386                  $ 8,122                       $ 486                        $ 18,994

1997                      $ 10,023                  $ 6,844                       $ 469                        $ 17,336

1996                      $ 9,837                   $ 5,758                       $ 460                        $ 16,055

1995                      $ 10,023                  $ 4,890                       $ 469                        $ 15,382

1994                      $ 9,287                   $ 3,665                       $ 434                        $ 13,386

1993                      $ 10,510                  $ 3,345                       $ 275                        $ 14,130

1992                      $ 10,085                  $ 2,472                       $ 0                          $ 12,557

1991                      $ 9,940                   $ 1,635                       $ 0                          $ 11,575

1990                      $ 9,484                   $ 791                         $ 0                          $ 10,275



ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Government Investment on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,242. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,169 for dividends and $363 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class B of Advisor Government Investment would have grown to $18,661.

ADVISOR GOVERNMENT INVESTMENT
- CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,989                   $ 8,205                       $ 467                        $ 18,661

1998                      $ 10,752                  $ 7,833                       $ 503                        $ 19,088

1997                      $ 10,376                  $ 6,671                       $ 485                        $ 17,532

1996                      $ 10,193                  $ 5,685                       $ 477                        $ 16,355

1995                      $ 10,387                  $ 4,900                       $ 486                        $ 15,773

1994                      $ 9,613                   $ 3,750                       $ 450                        $ 13,813

1993                      $ 10,892                  $ 3,466                       $ 285                        $ 14,643

1992                      $ 10,451                  $ 2,561                       $ 0                          $ 13,012

1991                      $ 10,301                  $ 1,693                       $ 0                          $ 11,994

1990                      $ 9,828                   $ 820                         $ 0                          $ 10,648



ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Government Investment on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,875. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,022 for dividends and $376 for capital gain distributions. Initial offering of Class B of Advisor Government Investment took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class C of Advisor Government Investment would have grown to $18,598.

ADVISOR GOVERNMENT INVESTMENT
- CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,979                   $ 8,152                       $ 467                        $ 18,598

1998                      $ 10,751                  $ 7,808                       $ 503                        $ 19,062

1997                      $ 10,376                  $ 6,671                       $ 485                        $ 17,532

1996                      $ 10,193                  $ 5,685                       $ 477                        $ 16,355

1995                      $ 10,387                  $ 4,900                       $ 486                        $ 15,773

1994                      $ 9,613                   $ 3,750                       $ 450                        $ 13,813

1993                      $ 10,892                  $ 3,466                       $ 285                        $ 14,643

1992                      $ 10,451                  $ 2,561                       $ 0                          $ 13,012

1991                      $ 10,301                  $ 1,693                       $ 0                          $ 11,994

1990                      $ 9,828                   $ 820                         $ 0                          $ 10,648



ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS C

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Government Investment on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,829. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,997 for dividends and $376 for capital gain distributions. Initial offering of Class C of Advisor Government Investment took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Government
Investment would have grown to $19,523.

ADVISOR GOVERNMENT INVESTMENT
- INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,957                   $ 9,100                       $ 466                        $ 19,523

1998                      $ 10,741                  $ 8,586                       $ 502                        $ 19,829

1997                      $ 10,365                  $ 7,200                       $ 485                        $ 18,050

1996                      $ 10,183                  $ 6,027                       $ 476                        $ 16,686

1995                      $ 10,387                  $ 5,083                       $ 486                        $ 15,956

1994                      $ 9,624                   $ 3,797                       $ 450                        $ 13,871

1993                      $ 10,892                  $ 3,466                       $ 285                        $ 14,643

1992                      $ 10,451                  $ 2,561                       $ 0                          $ 13,012

1991                      $ 10,301                  $ 1,693                       $ 0                          $ 11,994

1990                      $ 9,828                   $ 820                         $ 0                          $ 10,648



ADVISOR GOVERNMENT INVESTMENT  INDEXES
- INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Government Investment on November 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,817. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,516 for dividends and $376 for capital gain distributions. Initial offering of Institutional Class of Advisor Government Investment took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor Mortgage Securities would have grown to $20,123, including the effect of Class A's maximum sales charge.

ADVISOR MORTGAGE SECURITIES -
CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,806                   $ 9,427                       $ 890                        $ 20,123

1998                      $ 10,255                  $ 8,636                       $ 659                        $ 19,550

1997                      $ 10,311                  $ 7,582                       $ 612                        $ 18,505

1996                      $ 10,161                  $ 6,386                       $ 471                        $ 17,018

1995                      $ 10,292                  $ 5,393                       $ 259                        $ 15,944

1994                      $ 9,656                   $ 4,039                       $ 148                        $ 13,843

1993                      $ 10,077                  $ 3,421                       $ 62                         $ 13,560

1992                      $ 9,993                   $ 2,585                       $ 0                          $ 12,578

1991                      $ 10,077                  $ 1,760                       $ 0                          $ 11,837

1990                      $ 9,478                   $ 802                         $ 0                          $ 10,280



ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,542. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,648 for dividends and $552 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor Mortgage Securities would have grown to $20,344, including the effect of Class T's maximum sales charge.

ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,934                   $ 9,509                       $ 901                        $ 20,344

1998                      $ 10,389                  $ 8,728                       $ 668                        $ 19,785

1997                      $ 10,446                  $ 7,671                       $ 620                        $ 18,737

1996                      $ 10,295                  $ 6,469                       $ 478                        $ 17,242

1995                      $ 10,427                  $ 5,464                       $ 262                        $ 16,153

1994                      $ 9,783                   $ 4,092                       $ 150                        $ 14,025

1993                      $ 10,209                  $ 3,466                       $ 63                         $ 13,738

1992                      $ 10,124                  $ 2,619                       $ 0                          $ 12,743

1991                      $ 10,209                  $ 1,784                       $ 0                          $ 11,993

1990                      $ 9,603                   $ 812                         $ 0                          $ 10,415



ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,637. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,714 for dividends and $559 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class B of Advisor Mortgage Securities would have grown to $20,727.

ADVISOR MORTGAGE SECURITIES -
CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,295                  $ 9,502                       $ 930                        $ 20,727

1998                      $ 10,756                  $ 8,815                       $ 691                        $ 20,262

1997                      $ 10,825                  $ 7,865                       $ 642                        $ 19,332

1996                      $ 10,668                  $ 6,704                       $ 495                        $ 17,867

1995                      $ 10,806                  $ 5,661                       $ 272                        $ 16,739

1994                      $ 10,138                  $ 4,239                       $ 156                        $ 14,533

1993                      $ 10,580                  $ 3,591                       $ 65                         $ 14,236

1992                      $ 10,491                  $ 2,714                       $ 0                          $ 13,205

1991                      $ 10,580                  $ 1,847                       $ 0                          $ 12,427

1990                      $ 9,951                   $ 842                         $ 0                          $ 10,793



ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,653. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,775 for dividends and $580 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class B's 12b-1 fees had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Mortgage
Securities would have grown to $21,206.

ADVISOR MORTGAGE SECURITIES -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,285                  $ 9,986                       $ 935                        $ 21,206

1998                      $ 10,756                  $ 9,123                       $ 692                        $ 20,571

1997                      $ 10,815                  $ 7,974                       $ 642                        $ 19,431

1996                      $ 10,668                  $ 6,704                       $ 495                        $ 17,867

1995                      $ 10,806                  $ 5,661                       $ 272                        $ 16,739

1994                      $ 10,138                  $ 4,239                       $ 156                        $ 14,533

1993                      $ 10,580                  $ 3,591                       $ 65                         $ 14,236

1992                      $ 10,491                  $ 2,714                       $ 0                          $ 13,205

1991                      $ 10,580                  $ 1,847                       $ 0                          $ 12,427

1990                      $ 9,951                   $ 842                         $ 0                          $ 10,793



ADVISOR MORTGAGE SECURITIES -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,169. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,029 for dividends and $580 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Initial Class of Advisor Mortgage Securities would have grown to $21,263.

MORTGAGE SECURITIES - INITIAL
CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,305                  $ 10,022                      $ 936                        $ 21,263

1998                      $ 10,776                  $ 9,147                       $ 693                        $ 20,616

1997                      $ 10,825                  $ 7,982                       $ 643                        $ 19,450

1996                      $ 10,668                  $ 6,704                       $ 495                        $ 17,867

1995                      $ 10,806                  $ 5,661                       $ 272                        $ 16,739

1994                      $ 10,138                  $ 4,239                       $ 156                        $ 14,533

1993                      $ 10,580                  $ 3,591                       $ 65                         $ 14,236

1992                      $ 10,491                  $ 2,714                       $ 0                          $ 13,205

1991                      $ 10,580                  $ 1,847                       $ 0                          $ 12,427

1990                      $ 9,951                   $ 842                         $ 0                          $ 10,793



MORTGAGE SECURITIES - INITIAL  INDEXES
CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Mortgage Securities on November 1, 1989, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,191. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,040 for dividends and $580 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor Intermediate Bond would have grown to $18,773, including the effect of Class A's maximum sales charge.

ADVISOR INTERMEDIATE BOND -
CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,532                   $ 9,241                       $ 0                          $ 18,773

1998                      $ 9,967                   $ 8,620                       $ 0                          $ 18,587

1997                      $ 9,801                   $ 7,503                       $ 0                          $ 17,304

1996                      $ 9,736                   $ 6,461                       $ 0                          $ 16,197

1995                      $ 9,893                   $ 5,542                       $ 0                          $ 15,435

1994                      $ 9,514                   $ 4,461                       $ 0                          $ 13,975

1993                      $ 10,421                  $ 4,027                       $ 0                          $ 14,448

1992                      $ 9,884                   $ 2,852                       $ 0                          $ 12,736

1991                      $ 9,736                   $ 1,863                       $ 0                          $ 11,599

1990                      $ 9,292                   $ 863                         $ 0                          $ 10,155



ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Intermediate Bond on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,625. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,455. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,619 for dividends and $0 for capital gain distributions. Initial offering of Class A of Advisor Intermediate Bond took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor Intermediate Bond would have grown to $18,940, including the effect of Class T's maximum sales charge.

ADVISOR INTERMEDIATE BOND -
CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,641                   $ 9,299                       $ 0                          $ 18,940

1998                      $ 10,071                  $ 8,686                       $ 0                          $ 18,757

1997                      $ 9,912                   $ 7,578                       $ 0                          $ 17,490

1996                      $ 9,847                   $ 6,533                       $ 0                          $ 16,380

1995                      $ 9,996                   $ 5,600                       $ 0                          $ 15,596

1994                      $ 9,613                   $ 4,507                       $ 0                          $ 14,120

1993                      $ 10,529                  $ 4,069                       $ 0                          $ 14,598

1992                      $ 9,987                   $ 2,882                       $ 0                          $ 12,869

1991                      $ 9,837                   $ 1,882                       $ 0                          $ 11,719

1990                      $ 9,388                   $ 873                         $ 0                          $ 10,261



ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Intermediate Bond on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,725. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,508. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,665 for dividends and $0 for capital gain distributions. Initial offering of Class T of Advisor Intermediate Bond took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Bond would have grown to $18,754.

ADVISOR INTERMEDIATE BOND -
CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,904                   $ 8,850                       $ 0                          $ 18,754

1998                      $ 10,346                  $ 8,340                       $ 0                          $ 18,686

1997                      $ 10,173                  $ 7,351                       $ 0                          $ 17,524

1996                      $ 10,115                  $ 6,425                       $ 0                          $ 16,540

1995                      $ 10,269                  $ 5,585                       $ 0                          $ 15,854

1994                      $ 9,875                   $ 4,584                       $ 0                          $ 14,459

1993                      $ 10,827                  $ 4,184                       $ 0                          $ 15,011

1992                      $ 10,269                  $ 2,964                       $ 0                          $ 13,233

1991                      $ 10,115                  $ 1,936                       $ 0                          $ 12,051

1990                      $ 9,654                   $ 897                         $ 0                          $ 10,551



ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Intermediate Bond on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,053. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,476 for dividends and $0 for capital gain distributions. Initial offering of Class B of Advisor Intermediate Bond took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class C of Advisor Intermediate Bond would have grown to $18,664.

ADVISOR INTERMEDIATE BOND -
CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,876                   $ 8,788                       $ 0                          $ 18,664

1998                      $ 10,327                  $ 8,302                       $ 0                          $ 18,629

1997                      $ 10,173                  $ 7,351                       $ 0                          $ 17,524

1996                      $ 10,115                  $ 6,425                       $ 0                          $ 16,540

1995                      $ 10,269                  $ 5,585                       $ 0                          $ 15,854

1994                      $ 9,875                   $ 4,584                       $ 0                          $ 14,459

1993                      $ 10,827                  $ 4,184                       $ 0                          $ 15,011

1992                      $ 10,269                  $ 2,964                       $ 0                          $ 13,233

1991                      $ 10,115                  $ 1,936                       $ 0                          $ 12,051

1990                      $ 9,654                   $ 897                         $ 0                          $ 10,551



ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS C

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Intermediate Bond on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,013. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,454 for dividends and $0 for capital gain distributions. Initial offering of Class C of Advisor Intermediate Bond took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate Bond would have grown to $19,952.

ADVISOR INTERMEDIATE BOND -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,913                   $ 10,039                      $ 0                          $ 19,952

1998                      $ 10,365                  $ 9,353                       $ 0                          $ 19,718

1997                      $ 10,192                  $ 8,123                       $ 0                          $ 18,315

1996                      $ 10,135                  $ 6,985                       $ 0                          $ 17,120

1995                      $ 10,288                  $ 5,966                       $ 0                          $ 16,254

1994                      $ 9,894                   $ 4,782                       $ 0                          $ 14,676

1993                      $ 10,837                  $ 4,267                       $ 0                          $ 15,104

1992                      $ 10,269                  $ 2,981                       $ 0                          $ 13,250

1991                      $ 10,115                  $ 1,936                       $ 0                          $ 12,051

1990                      $ 9,654                   $ 897                         $ 0                          $ 10,551



ADVISOR INTERMEDIATE BOND -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Intermediate Bond on November 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,273. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,105 for dividends and $0 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor Short Fixed-Income would have grown to $18,035, including the effect of Class A's maximum sales charge.

ADVISOR SHORT FIXED-INCOME -
CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 9,058                   $ 8,977                       $ 0                          $ 18,035

1998                     $ 9,286                   $ 8,203                       $ 0                          $ 17,489

1997                     $ 9,216                   $ 7,194                       $ 0                          $ 16,410

1996                     $ 9,276                   $ 6,258                       $ 0                          $ 15,534

1995                     $ 9,375                   $ 5,372                       $ 0                          $ 14,747

1994                     $ 9,385                   $ 4,520                       $ 0                          $ 13,905

1993                     $ 9,989                   $ 3,947                       $ 0                          $ 13,936

1992                     $ 9,850                   $ 2,921                       $ 0                          $ 12,771

1991                     $ 9,771                   $ 1,898                       $ 0                          $ 11,669

1990                     $ 9,523                   $ 878                         $ 0                          $ 10,401



ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Short Fixed-Income on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,397. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,579 for dividends and $0 for capital gain distributions. Initial offering of Class A of Advisor Short Fixed-Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.15%.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor Short Fixed-Income would have grown to $18,067, including the effect of Class T's maximum sales charge.

ADVISOR SHORT FIXED-INCOME -
CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,058                   $ 9,009                       $ 0                          $ 18,067

1998                      $ 9,286                   $ 8,235                       $ 0                          $ 17,521

1997                      $ 9,256                   $ 7,223                       $ 0                          $ 16,479

1996                      $ 9,286                   $ 6,265                       $ 0                          $ 15,551

1995                      $ 9,375                   $ 5,372                       $ 0                          $ 14,747

1994                      $ 9,385                   $ 4,520                       $ 0                          $ 13,905

1993                      $ 9,989                   $ 3,947                       $ 0                          $ 13,936

1992                      $ 9,850                   $ 2,921                       $ 0                          $ 12,771

1991                      $ 9,771                   $ 1,898                       $ 0                          $ 11,669

1990                      $ 9,523                   $ 878                         $ 0                          $ 10,401



ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Short Fixed-Income on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,435. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,598 for dividends and $0 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class C of Advisor Short Fixed-Income would have grown to $18,043.

ADVISOR SHORT FIXED-INCOME -
CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,206                   $ 8,837                       $ 0                          $ 18,043

1998                      $ 9,427                   $ 8,209                       $ 0                          $ 17,636

1997                      $ 9,397                   $ 7,333                       $ 0                          $ 16,730

1996                      $ 9,427                   $ 6,361                       $ 0                          $ 15,788

1995                      $ 9,518                   $ 5,453                       $ 0                          $ 14,971

1994                      $ 9,528                   $ 4,589                       $ 0                          $ 14,117

1993                      $ 10,141                  $ 4,007                       $ 0                          $ 14,148

1992                      $ 10,000                  $ 2,965                       $ 0                          $ 12,965

1991                      $ 9,920                   $ 1,927                       $ 0                          $ 11,847

1990                      $ 9,668                   $ 891                         $ 0                          $ 10,559



ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS C

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Short Fixed-Income on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,255. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,534 for dividends and $0 for capital gain distributions. Initial offering of Class C Advisor Short Fixed-Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, returns would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Short
Fixed-Income would have grown to $18,449.

ADVISOR SHORT FIXED-INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 9,196                   $ 9,253                       $ 0                          $ 18,449

1998                      $ 9,427                   $ 8,438                       $ 0                          $ 17,865

1997                      $ 9,397                   $ 7,383                       $ 0                          $ 16,780

1996                      $ 9,417                   $ 6,377                       $ 0                          $ 15,794

1995                      $ 9,518                   $ 5,460                       $ 0                          $ 14,978

1994                      $ 9,528                   $ 4,589                       $ 0                          $ 14,117

1993                      $ 10,141                  $ 4,007                       $ 0                          $ 14,148

1992                      $ 10,000                  $ 2,965                       $ 0                          $ 12,965

1991                      $ 9,920                   $ 1,927                       $ 0                          $ 11,847

1990                      $ 9,668                   $ 891                         $ 0                          $ 10,559



ADVISOR SHORT FIXED-INCOME -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Short Fixed-Income on November 1, 1989, the net amount invested Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,687. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,753 for dividends and $0 for capital gain distributions. Initial offering of Institutional Class of Advisor Short Fixed-Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class A of Advisor Municipal Income would have grown to $19,098, including the effect of Class A's maximum sales charge.

ADVISOR MUNICIPAL INCOME -
CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,291                  $ 8,463                       $ 344                        $ 19,098

1998                      $ 11,039                  $ 8,151                       $ 369                        $ 19,559

1997                      $ 10,696                  $ 7,044                       $ 358                        $ 18,098

1996                      $ 10,335                  $ 5,922                       $ 343                        $ 16,600

1995                      $ 10,458                  $ 5,083                       $ 347                        $ 15,888

1994                      $ 9,877                   $ 3,918                       $ 328                        $ 14,123

1993                      $ 11,198                  $ 3,544                       $ 287                        $ 15,029

1992                      $ 10,256                  $ 2,476                       $ 230                        $ 12,962

1991                      $ 10,044                  $ 1,610                       $ 215                        $ 11,869

1990                      $ 9,569                   $ 751                         $ 89                         $ 10,409



ADVISOR MUNICIPAL INCOME -  INDEXES
CLASS A

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Municipal Income on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,845. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,076 for dividends and $292 for capital gain distributions. Initial offering of Class A of Advisor Municipal Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class T of Advisor Municipal Income would have grown to $19,342, including the effect of Class T's maximum sales charge.

ADVISOR MUNICIPAL INCOME -
CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,435                  $ 8,558                       $ 349                        $ 19,342

1998                      $ 11,202                  $ 8,268                       $ 374                        $ 19,844

1997                      $ 10,845                  $ 7,141                       $ 363                        $ 18,349

1996                      $ 10,488                  $ 6,014                       $ 348                        $ 16,850

1995                      $ 10,595                  $ 5,150                       $ 352                        $ 16,097

1994                      $ 10,007                  $ 3,969                       $ 332                        $ 14,308

1993                      $ 11,345                  $ 3,591                       $ 290                        $ 15,226

1992                      $ 10,390                  $ 2,509                       $ 233                        $ 13,132

1991                      $ 10,176                  $ 1,631                       $ 217                        $ 12,024

1990                      $ 9,695                   $ 760                         $ 90                         $ 10,545



ADVISOR MUNICIPAL INCOME -  INDEXES
CLASS T

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Municipal Income on November 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,938. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,144 for dividends and $296 for capital gain distributions.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class B of Advisor Municipal Income would have grown to $19,269.

ADVISOR MUNICIPAL INCOME -
CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,786                  $ 8,123                       $ 360                        $ 19,269

1998                      $ 11,580                  $ 7,931                       $ 387                        $ 19,898

1997                      $ 11,211                  $ 6,929                       $ 375                        $ 18,515

1996                      $ 10,850                  $ 5,908                       $ 361                        $ 17,119

1995                      $ 10,961                  $ 5,139                       $ 364                        $ 16,464

1994                      $ 10,360                  $ 4,052                       $ 345                        $ 14,757

1993                      $ 11,756                  $ 3,721                       $ 301                        $ 15,778

1992                      $ 10,767                  $ 2,600                       $ 241                        $ 13,608

1991                      $ 10,545                  $ 1,690                       $ 226                        $ 12,461

1990                      $ 10,046                  $ 788                         $ 94                         $ 10,928



ADVISOR MUNICIPAL INCOME -  INDEXES
CLASS B

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Municipal Income on November 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,514. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,955 for dividends and $307 for capital gain distributions. Initial offering of Class B of Advisor Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Class C of Advisor Municipal Income would have grown to $19,201.

ADVISOR MUNICIPAL INCOME -
CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,787                  $ 8,054                       $ 360                        $ 19,201

1998                      $ 11,579                  $ 7,878                       $ 387                        $ 19,844

1997                      $ 11,211                  $ 6,929                       $ 375                        $ 18,515

1996                      $ 10,850                  $ 5,909                       $ 360                        $ 17,119

1995                      $ 10,961                  $ 5,139                       $ 364                        $ 16,464

1994                      $ 10,360                  $ 4,053                       $ 344                        $ 14,757

1993                      $ 11,756                  $ 3,721                       $ 301                        $ 15,778

1992                      $ 10,767                  $ 2,600                       $ 241                        $ 13,608

1991                      $ 10,545                  $ 1,691                       $ 225                        $ 12,461

1990                      $ 10,046                  $ 788                         $ 94                         $ 10,928



ADVISOR MUNICIPAL INCOME -  INDEXES
CLASS C

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Municipal Income on November 1, 1989, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,441. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,913 for dividends and $307 for capital gain distributions. Initial offering of Class C of Advisor Municipal Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Municipal Income would have grown to $20,178.

ADVISOR MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,767                  $ 9,051                       $ 360                        $ 20,178

1998                      $ 11,562                  $ 8,707                       $ 387                        $ 20,656

1997                      $ 11,201                  $ 7,500                       $ 375                        $ 19,076

1996                      $ 10,832                  $ 6,239                       $ 359                        $ 17,430

1995                      $ 10,980                  $ 5,350                       $ 364                        $ 16,694

1994                      $ 10,370                  $ 4,113                       $ 344                        $ 14,827

1993                      $ 11,756                  $ 3,721                       $ 301                        $ 15,778

1992                      $ 10,767                  $ 2,600                       $ 241                        $ 13,608

1991                      $ 10,545                  $ 1,691                       $ 225                        $ 12,461

1990                      $ 10,046                  $ 788                         $ 94                         $ 10,928



ADVISOR MUNICIPAL INCOME -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1999                          $ 51,536  $ 52,414  $ 13,392

1998                          $ 41,009  $ 41,322  $ 13,057

1997                          $ 33,617  $ 35,190  $ 12,866

1996                          $ 25,445  $ 27,989  $ 12,604

1995                          $ 20,505  $ 21,605  $ 12,237

1994                          $ 16,217  $ 17,317  $ 11,903

1993                          $ 15,613  $ 15,871  $ 11,600

1992                          $ 13,583  $ 13,514  $ 11,290

1991                          $ 12,351  $ 12,484  $ 10,939

1990                          $ 9,251   $ 9,597   $ 10,629


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Municipal Income on November 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,481. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,484 for dividends and $307 for capital gain distributions. Initial offering of Institutional Class of Advisor Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

INTERNATIONAL INDEXES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN

The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International indexes database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indexes for the twelve months ended October 31, 1999. Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indexes.

MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization.
According to Morgan Stanley Capital International, the size of the markets as measured in U.S. dollars grew from $6,981 billion in October 1998 to $9,147 billion in October 1999.

The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital
International indexes database. The value of each market is measured in billions of U.S. dollars as of October 31, 1999.

TOTAL MARKET CAPITALIZATION

Australia  $ 210.6  Japan           $ 2,509.3

Austria    $ 22.0   Malaysia        $ 66.8

Belgium    $ 104.2  Netherlands     $ 470.7

Canada     $ 372.6  Norway          $ 34.1

Denmark    $ 67.9   Singapore       $ 87.8

France     $ 838.7  Spain           $ 235.4

Germany    $ 838.1  Sweden          $ 201.8

Hong Kong  $ 192.6  Switzerland     $ 561.0

Italy      $ 334.2  United Kingdom  $ 1,783.8

                    United States   $ 9,316.0

The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database. The value of each market is measured in billions of U.S. dollars as of October 31, 1999.

TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina            $ 22.0

Brazil               $ 87.4

Chile                $ 32.6

Colombia             $ 3.3

Mexico               $ 98.7

Venezuela            $ 6.8

Peru                 $ 7.0

Total Latin America  $ 257.8

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indexes for the twelve months ended October 31, 1999. The second table shows the same performance as measured in local currency. Each table measures return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indexes composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

STOCK MARKET PERFORMANCE
MEASURED IN U.S. DOLLARS

Australia   11.43%   Japan            58.40%

Austria     -14.33%  Malaysia         184.38%

Belgium     -5.05%   Netherlands      12.31%

Canada      35.31%   Norway           3.11%

Denmark     7.20%    Singapore        90.23%

France      24.30%   Spain            0.85%

Germany     7.48%    Sweden           47.73%

Hong Kong   27.24%   Switzerland      -0.59%

Italy       1.55%    United Kingdom   13.25%

                     United States    26.21%

STOCK MARKET PERFORMANCE
MEASURED IN LOCAL CURRENCY

Australia   8.80%   Japan            41.86%

Austria     -3.75%  Malaysia         99.02%

Belgium     6.69%   Netherlands      26.08%

Canada      28.65%  Norway           9.71%

Denmark     20.41%  Singapore        94.38%

France      39.60%  Spain            13.13%

Germany     20.76%  Sweden           55.68%

Hong Kong   27.63%  Switzerland      11.85%

Italy       14.20%  United Kingdom   15.58%

                    United States    26.21%

The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31.

STOCK MARKET PERFORMANCE

                Five Years Ended 1999  Ten Years Ended 1999

Germany          15.87%                 13.41%

Hong Kong        6.06%                  18.32%

Japan            -0.90%                 -1.39%

Spain            23.55%                 11.99%

United Kingdom   17.59%                 15.18%

United States    26.88%                 17.59%

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A bond fund may advertise risk ratings, including symbols or numbers, prepared by independent rating agencies.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of all dividends and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each of Advisor Overseas and Advisor Diversified International may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998.

Advisor Global Equity may compare its performance to that of the Morgan Stanley Capital International World Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998.

Advisor Latin America Fund may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index, a market capitalization-weighted index of approximately 160 stocks traded in seven Latin American markets.

Advisor Emerging Asia may compare its performance to that of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index, a market capitalization-weighted index of over 500 stocks traded in 11 Asian markets, excluding Japan. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998.

Advisor Japan Fund may compare its performance to that of the Tokyo Stock Exchange Index, a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market.

Advisor International Capital Appreciation may compare its performance to that of the Morgan Stanley Capital International AC (All Country) World Index Free ex USA, a market capitalization-weighted equity index comprising 47 countries, 21 developed markets and 26 emerging markets.

Advisor Europe Capital Appreciation Fund may compare its performance to that of the Morgan Stanley Capital International Europe Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Stocks are selected for the Morgan Stanley Capital International (MSCI) indexes on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership. The MSCI Free index excludes those stocks that cannot be purchased by foreign investors in otherwise free markets.

Advisor High Yield may compare its performance to that of the Merrill Lynch High Yield Master Index, a market value-weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.

Each of Advisor High Yield and Advisor High Income may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

Advisor Mortgage Securities may compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index, a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. Buydowns, manufactured homes, and graduated equity mortgages are not included in the index.

Advisor Government Investment may compare its performance to that of the Lehman Brothers Government Bond Index, a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. Issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

Advisor Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value-weighted index for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.

Advisor Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value-weighted index for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.

The municipal bond fund may compare its performance to the Lehman Brothers Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of one year or more. Issues included in the index have been issued after December 31, 1990 and have been issued as part of an offering of at least $50 million. After December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index. Issues included in the index prior to January 1, 2000 have an outstanding par value of at least $3 million; while issues included in the index after January 1, 2000 have an outstanding par value of at least $5 million.

Advisor Municipal Income may also compare its performance to that of the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of three years or more. Issues included in the index have been issued after December 31, 1990 and have been issued as part of an offering of at least $50 million. After December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index. Issues included in the index prior to January 1, 2000 have an outstanding par value of at least $3 million; while issues included in the index after January 1, 2000 have an outstanding par value of at least $5 million.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A municipal bond fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal bond mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales charges of many municipal bond mutual funds are lower than the purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of October 31, 1999, FMR advised over $33 billion in municipal fund assets, $136 billion in taxable fixed-income fund assets, $140 billion in money market fund assets, $567 billion in equity fund assets, $18 billion in international fund assets, and $43 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

PRIOR PERFORMANCE OF SIMILAR FUNDS

Advisor Latin America,        Advisor Europe Capital Appreciation, and
Advisor Diversified International (Corresponding Funds) have investment objectives and policies that are substantially identical in all material respects to the following funds, which are managed by,
respectively: Fidelity Latin America,        Fidelity Europe Capital
Appreciation, and Fidelity Diversified International (Related Funds). FMR also may manage other substantially similar funds and accounts that may have better or worse performance than the Related Funds.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds. The Related Funds also have different expenses and are sold through different distribution channels. The performance information for the Related Funds is based on past results.

You should not assume that each class of the Corresponding Funds will have the same performance as the Related Funds. The performance of each class of a Corresponding Fund may be better or worse than the performance of its Related Fund due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between each class of a Corresponding Fund and its Related Fund.

MOVING AVERAGES. Like the Corresponding Funds, the Related Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week long-term moving averages for each Related Fund are shown in the table below.

                         13-Week Long-Term Moving  13-Week Long-Term Moving
                         Average                   Average

Fidelity Latin America*  $ 11.81                   $ 12.03

Fidelity Europe Capital  $ 18.11                   $ 17.84
Appreciation*

Fidelity Diversified     $ 20.41                   $ 19.28
International*

* On October 31, 1999.

HISTORICAL FUND RESULTS. The following table shows each Related Fund's returns for the fiscal period ended October 31, 1999. Fidelity Latin
America and        Fidelity Europe Capital Appreciation have a maximum
front-end sales charge of 3%, which is included in the average annual and cumulative returns. Returns do not include the effect of Fidelity
Latin America'   s     or Fidelity Europe Capital Appreciation's $25
exchange fee, which was in effect from December 1, 1987 through October 23, 1989, or other charges for special transactions or services, such as Fidelity Europe Capital Appreciation's 1.00% short-term trading fee, applicable to shares held less than 90 days,
or Fidelity Latin America's        1.5% short-term trading fee,
applicable to shares held less than 90 days.

                         Average Annual Returns                                        Cumulative Returns

                         One Year                Five Years  Ten Years/ Life of Fund*  One Year            Five  Years

Fidelity Latin America    13.93%                  -4.70%      3.89%                     13.93%              -21.38%

Fidelity Europe Capital   11.06%                  15.98%      15.96%                    11.06%              109.89%
Appreciation

Fidelity Diversified      29.12%                  15.86%      13.26%                    29.12%              108.76%
International



                         Cumulative Returns

                         Ten Years/ Life of Fund*

Fidelity Latin America    28.29%

Fidelity Europe Capital   138.22%
Appreciation

Fidelity Diversified      165.73%
International


* From commencement of operations (April 19, 1993 for Fidelity Latin America, December 21, 1993 for Fidelity Europe Capital Appreciation, and December 27, 1991 for Fidelity Diversified International).

The following tables show the income and capital elements of each Related Fund's cumulative return. The tables compare each Related Fund's return to the record of the S&P 500, the DJIA, and the cost of living, as measured by the CPI, over the same period. The S&P 500 and DJIA comparisons are provided to show how each Related Fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each Related Fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each Related Fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each Related Fund during the 10-year period ended October 31, 1999 or life of each Related Fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

FIDELITY LATIN AMERICA: During the period from April 19, 1993 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Fidelity Latin America would have grown to $12,829, including the effect of the fund's maximum sales charge.

FIDELITY LATIN AMERICA

Period Ended October 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 11,941                  $ 848                         $ 40                         $ 12,829

1998                     $ 10,408                  $ 480                         $ 35                         $ 10,923

1997                     $ 15,045                  $ 510                         $ 51                         $ 15,606

1996                     $ 12,212                  $ 190                         $ 41                         $ 12,443

1995                     $ 9,458                   $ 31                          $ 32                         $ 9,521

1994                     $ 15,724                  $ 53                          $ 53                         $ 15,830

1993*                    $ 12,882                  $ 0                           $ 0                          $ 12,882



FIDELITY LATIN AMERICA  INDEXES

Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999                     $ 35,028  $ 35,588  $ 11,681

1998                     $ 27,873  $ 28,057  $ 11,389

1997                     $ 22,848  $ 23,893  $ 11,222

1996                     $ 17,295  $ 19,004  $ 10,993

1995                     $ 13,937  $ 14,670  $ 10,674

1994                     $ 11,022  $ 11,758  $ 10,382

1993*                    $ 10,612  $ 10,776  $ 10,118


* From April 19, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Latin America on April 19, 1993, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,898. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $825 for dividends and $49 for capital gain distributions. The figures in the table do not include the effect of the Related Fund's 1.5% short-term trading fee applicable to shares held less than 90 days.

FIDELITY EUROPE CAPITAL APPRECIATION: During the period from December 21, 1993 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Fidelity Europe Capital
Appreciation would have grown to $23,822, including the effect of the fund's maximum sales charge.

FIDELITY EUROPE CAPITAL
APPRECIATION

Period Ended October 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 18,081                  $ 908                         $ 4,833                      $ 23,822

1998                     $ 15,792                  $ 793                         $ 4,221                      $ 20,806

1997                     $ 16,073                  $ 603                         $ 1,630                      $ 18,306

1996                     $ 13,648                  $ 266                         $ 0                          $ 13,914

1995                     $ 11,718                  $ 0                           $ 0                          $ 11,718

1994*                    $ 11,010                  $ 0                           $ 0                          $ 11,010



FIDELITY EUROPE CAPITAL  INDEXES
APPRECIATION

Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999                     $ 33,029  $ 32,336  $ 11,536

1998                     $ 26,282  $ 25,493  $ 11,248

1997                     $ 21,544  $ 21,710  $ 11,084

1996                     $ 16,308  $ 17,267  $ 10,857

1995                     $ 13,141  $ 13,329  $ 10,542

1994*                    $ 10,393  $ 10,683  $ 10,254


* From December 21, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Europe Capital Appreciation on December 21, 1993, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,212. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $601 for dividends and $3,279 for capital gain distributions. The figures in the table do not include the effect of the Related Fund's 1.0% short-term trading fee applicable to shares held less than 90 days.

FIDELITY DIVERSIFIED INTERNATIONAL: During the period from December 27, 1991 (commencement of operations) to October 31, 1999, a hypothetical $10,000 investment in Fidelity Diversified International would have grown to $26,573.

FIDELITY DIVERSIFIED
INTERNATIONAL

Period Ended October 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 21,340                  $ 1,611                       $ 3,622                      $ 26,573

1998                     $ 17,210                  $ 1,020                       $ 2,351                      $ 20,581

1997                     $ 16,570                  $ 757                         $ 1,779                      $ 19,106

1996                     $ 14,380                  $ 491                         $ 1,144                      $ 16,015

1995                     $ 12,730                  $ 197                         $ 569                        $ 13,496

1994                     $ 12,460                  $ 158                         $ 111                        $ 12,729

1993                     $ 11,320                  $ 133                         $ 0                          $ 11,453

1992*                    $ 8,460                   $ 0                           $ 0                          $ 8,460



FIDELITY DIVERSIFIED     INDEXES
INTERNATIONAL

Period Ended October 31  S&P 500   DJIA      Cost of Living**


1999                     $ 40,049  $ 41,357  $ 12,197

1998                     $ 31,868  $ 32,604  $ 11,893

1997                     $ 26,124  $ 27,766  $ 11,719

1996                     $ 19,774  $ 22,084  $ 11,479

1995                     $ 15,934  $ 17,047  $ 11,146

1994                     $ 12,602  $ 13,663  $ 10,841

1993                     $ 12,133  $ 12,523  $ 10,566

1992*                    $ 10,555  $ 10,663  $ 10,283


* From December 27, 1991 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Diversified International on December 27, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,405. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $930 for dividends and $2,140 for capital gain distributions.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals; or

10. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

A sales load waiver form must accompany these transactions.

CLASS B AND CLASS C SHARES ONLY

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A waiver form must accompany these transactions.

 INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

 FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds except Advisor Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent;" and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or
(ii) by the Fidelity Investments Charitable Gift Fund, will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

CLASS A AND CLASS T SHARES ONLY

COMBINED PURCHASE, RIGHTS OF ACCUMULATION AND LETTER OF INTENT PROGRAMS. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase, Rights of Accumulation or Letter of Intent program: an individual, spouse and their children under age 21 purchasing for his/her or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

COMBINED PURCHASE. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one investment professional.

RIGHTS OF ACCUMULATION. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A or Class T shares to which the current value of your holdings will be added. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one investment professional.

LETTER OF INTENT. You must file your Letter of Intent (Letter) with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one investment professional. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Class A and Class T shares acquired through an employee benefit plan, a Traditional IRA, a Roth IRA, a rollover IRA, a 403(b) program or a plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) will be included for purposes of completing your Letter but may not be used to meet the initial investment minimum of 5% of the total investment specification in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

ALL CLASSES

A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each class's NAV, if FMR determines it is in the best interest of the fund. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. Because Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity invest significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds whose income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. To the extent that a municipal fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

The municipal fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of October 31, 1999, Advisor Latin America had a capital loss carryforward aggregating approximately $6,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor Emerging Asia had a capital loss carryforward aggregating approximately $9,407,000. This loss carryforward, all of which will expire on October 31, 2006, is available to offset future capital gains.

As of October 31, 1999, Advisor Europe Capital Appreciation had a capital loss carryforward aggregating approximately $697,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor High Yield had a capital loss carryforward aggregating approximately $34,789,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor High Income had a capital loss carryforward aggregating approximately $7,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor Government Investment had a capital loss carryforward aggregating approximately $8,649,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor Mortgage Securities had a capital loss carryforward aggregating approximately $5,050,000. This loss carryforward, all of which will expire on October 31, 2007, is available to offset future capital gains.

As of October 31, 1999, Advisor Intermediate Bond had a capital loss carryforward aggregating approximately $14,756,000. This loss carryforward, of which $9,361,000, $1,410,000, and $3,985,000, will expire on October 31, 2004, 2005, and 2007, respectively, is available to offset future capital gains.

As of October 31, 1999, Advisor Short Fixed-Income had a capital loss carryforward aggregating approximately $45,403,000. This loss carryforward, of which $38,000, $336,000, $17,691,000, $19,457,000,
$2,265,000, $3,149,000, and $2,467,000 will expire on October 31,
2000, 2001, 2002, 2003, 2004, 2005, and 2007, respectively, is available to offset future capital gains.

As of October 31, 1999, Advisor Municipal Income had a capital loss carryforward aggregating approximately $13,685,000. This loss carryforward, of which $7,417,000 and $6,268,000 will expire on October 31, 2003 and 2004, respectively, is available to offset future capital gains.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (69), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Advisor Series II and Fidelity Advisor Series VIII, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (38), Member of the Advisory Board of Fidelity Advisor Series II and Fidelity Advisor Series VIII (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), Columbia/HCA Healthcare Corporation (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, a Director of the National Forum for Health Care Quality, Measurement and Reporting, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and is a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

RALPH F. COX (67), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), and Bonneville Pacific (independent power and petroleum production). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (68), Trustee. Mrs. Davis is retired from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. sales, distribution, and manufacturing. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

ROBERT M. GATES (56), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (automotive, space, defense, and information technology). Mr. Gates previously served as a Director of Lucas Varity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2000). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

DONALD J. KIRK (   67    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

NED C. LAUTENBACH (56), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

*PETER S. LYNCH (   57    ), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (66), Trustee (1997), is the Interim Chancellor for the University of North Carolina at Chapel Hill. Previously he had served from 1995 through 1998 as Vice President of Finance for the University of North Carolina (16-school system). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Duke-Weeks Realty Corporation (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), the Kenan Transport Company (trucking, 1996), and Dynatech Corporation (electronics, 1999). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy served as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994-1998) and currently serves on the Board of Visitors of the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (67), Trustee (1993), is Chairman Emeritus of the Board of Lexmark International, Inc. (office machines, 1991) where he still remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Dynatech Corporation (electronics, 1999).

*ROBERT C. POZEN (53), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and AppleSouth, Inc. (restaurants, 1992).

DWIGHT D. CHURCHILL    (46), is Vice President of Fidelity Advisor
High Yield Fund, Fidelity Advisor High Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor Mortgage Securities Fund, Fidelity Advisor Intermediate Bond Fund, Fidelity Advisor Short Fixed-Income Fund, and Fidelity Advisor Municipal Income Fund. He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of
Fidelity's Bond Funds,     Senior Vice President of FMR (1997), and
Vice President of FIMM (1998).    Mr. Churchill joined Fidelity in
1993 as Vice President and Group Leader of Taxable Fixed-Income
Investments.

   BOYCE I. GREER (44), is Vice President of Fidelity Advisor Municipal Income Fund (2000). He serves as Vice President of Fidelity's Municipal Bond Funds (2000), Group Leader of Fidelity's Municipal Bond Group (2000), Vice President of Fidelity's Money Market Funds (1997), Group Leader of Fidelity's Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM
(1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments
(1996-1997).

   ROBERT A. LAWRENCE (47), is Vice President of Fidelity Advisor High Yield Fund (2000), Fidelity Advisor High Income Fund (2000), Fidelity Advisor Diversified International, and Fidelity Advisor Global Equity Fund. Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund (1995) and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR (1993).

   DAVID L. MURPHY (52), is Vice President of     Fidelity Advisor
High Yield Fund    (2000    ), Fidelity Advisor High Income Fund
   (2000    ), Fidelity Advisor Government Investment Fund
   (2000    ), Fidelity Advisor Mortgage Securities Fund
(2000    ), Fidelity Advisor Intermediate Bond Fund    (2000    ),
Fidelity Advisor Short Fixed-Income Fund    (2000). He serves as Vice
President of Fidelity's Taxable Bond Funds (2000), Group Leader of Fidelity's Taxable Bond Group (2000), and a Vice President and Director of Taxable Bond Research for FMR (1998). Mr. Murphy joined Fidelity in 1989 as a manager of fixed-income funds.

RICHARD A. SPILLANE, JR. (49), is Vice President of certain Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.

ANDREW J. DUDLEY    (35)    , is Vice President of Fidelity Advisor
Short Fixed-Income Fund (1998), Fidelity Advisor Intermediate Bond Fund (1999), and other funds advised by FMR. Prior to joining Fidelity as a portfolio manager in 1996, Mr. Dudley worked as a quantitative analyst and portfolio manager at Putnam Investments for five years.

MARGARET L. EAGLE (50), is Vice President of Fidelity Advisor High Yield Fund. Ms. Eagle is also a senior vice president of Fidelity Management Trust Company, the unit of Fidelity which serves institutional investment businesses worldwide by managing assets for corporate and public employee retirement funds, endowments, foundations, and other major institutions. Prior to her current responsibilities, she managed several Fidelity funds.

GREGORY FRASER (39), is Vice President of Fidelity Advisor Diversified International Fund (1998) and another fund advised by Fidelity. Prior to his current responsibilities, Mr. Fraser managed a variety of Fidelity funds.

DAVID L. GLANCY    (39)    , is Vice President of Fidelity Advisor
High Income Fund (1999) and another fund advised by FMR. Prior to his current responsibilities, Mr. Glancy managed a variety of Fidelity funds.

RICHARD C. HABERMANN (59), is Vice President of Fidelity Advisor
Global Equity (1998) and other funds advised by FMR. He is also Senior Vice President of FMR (1993). Prior to his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

KEVIN R. MCCAREY    (40    ), is Vice President of Fidelity Advisor
Europe Capital Appreciation Fund (1998), Fidelity Advisor
International Capital Appreciation Fund (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. McCarey managed a variety of Fidelity funds.

RICHARD R. MACE, JR.    (38),     is Vice President of Fidelity
Advisor Overseas Fund (1996) and other funds advised by FMR. Prior to his current responsibilities, Mr. Mace managed a variety of Fidelity funds.

PATRICIA SATTERTHWAITE    (41)    , is Vice President of Fidelity
Advisor Latin America Fund (1998) and another fund advised by FMR. Prior to her current responsibilities, she managed several Fidelity funds.

THOMAS J. SILVIA (38), is Vice President of Fidelity Advisor Mortgage Securities (1998), Fidelity Advisor Government Investment Fund (1998), and other funds advised by FMR. Since joining Fidelity in 1993, Mr. Silvia was a senior mortgage trader and co-managed another Fidelity fund.

CHRISTINE JONES THOMPSON    (42)    , is Vice President of Fidelity
Advisor Municipal Income Fund (1998) and other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

ERIC D. ROITER (   51    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998) and Vice President and Clerk of FDC
(1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

   ROBERT A. DWIGHT (42), is Treasurer of Fidelity Advisor Latin America Fund (2000), Fidelity Advisor Emerging Asia Fund (2000), Fidelity Advisor Japan Fund (2000), Fidelity Advisor International Capital Appreciation Fund (2000), Fidelity Advisor Europe Capital Appreciation Fund (2000), Fidelity Advisor Overseas Fund (2000), Fidelity Advisor Diversified International Fund (2000), Fidelity Advisor Global Equity Fund (2000), Fidelity Advisor High Yield Fund
(2000), Fidelity Advisor High Income Fund (2000), Fidelity Advisor Government Investment Fund (2000), Fidelity Advisor Mortgage Securities Fund (2000), Fidelity Advisor Intermediate Bond Fund
(2000), Fidelity Advisor Short Fixed-Income Fund (2000), and Fidelity Advisor Municipal Income Fund (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

STANLEY N. GRIFFITH (53), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (53), Assistant Treasurer, is an employee of FMR.

THOMAS J. SIMPSON (   42    ), Assistant Treasurer (1996), is
Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1998, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson **  Ralph  F. Cox  Phyllis Burke Davis
FUND

Advisor Latin America B,+       $ 0                     $ 0                    $ 1            $ 1

Advisor Emerging AsiaB,+        $ 0                     $ 0                    $ 20           $ 20

Advisor JapanB,+                $ 0                     $ 0                    $ 5            $ 5

Advisor International Capital   $ 0                     $ 0                    $ 10           $ 10
AppreciationB

Advisor Europe Capital          $ 0                     $ 0                    $ 4            $ 4
AppreciationB,+

Advisor OverseasB               $ 0                     $ 0                    $ 403          $ 387

Advisor Diversified             $ 0                     $ 0                    $ 5            $ 5
InternationalB,+

Advisor Global EquityB,+        $ 0                     $ 0                    $ 2            $ 2

Advisor High YieldB,C,D         $ 0                     $ 0                    $ 1,218        $ 1,167

Advisor High IncomeB,+          $ 0                     $ 0                    $ 1            $ 1

Advisor Government InvestmentB  $ 0                     $ 0                    $ 106          $ 102

Advisor Mortgage SecuritiesB    $ 0                     $ 0                    $ 147          $ 141

Advisor Intermediate BondB      $ 0                     $ 0                    $ 161          $ 155

Advisor Short Fixed-IncomeB     $ 0                     $ 0                    $ 101          $ 97

Advisor Municipal IncomeB       $ 0                     $ 0                    $ 134          $ 128

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                    $ 223,500      $ 220,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                      Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***  Peter  S. Lynch**
FUND

Advisor Latin America B,+       $ 1               $ 1                    $ 1             $ 0                   $ 0

Advisor Emerging AsiaB,+        $ 20              $ 20                   $ 20            $ 2                   $ 0

Advisor JapanB,+                $ 5               $ 5                    $ 5             $ 1                   $ 0

Advisor International Capital   $ 10              $ 10                   $ 10            $ 2                   $ 0
AppreciationB

Advisor Europe Capital          $ 4               $ 4                    $ 4             $ 1                   $ 0
AppreciationB,+

Advisor OverseasB               $ 400             $ 400                  $ 397           $ 38                  $ 0

Advisor Diversified             $ 5               $ 5                    $ 5             $ 1                   $ 0
InternationalB,+

Advisor Global EquityB,+        $ 2               $ 2                    $ 2             $ 0                   $ 0

Advisor High YieldB,C,D         $ 1,210           $ 1,209                $ 1,201         $ 97                  $ 0

Advisor High IncomeB,+          $ 1               $ 1                    $ 1             $ 0                   $ 0

Advisor Government InvestmentB  $ 105             $ 105                  $ 105           $ 9                   $ 0

Advisor Mortgage SecuritiesB    $ 146             $ 146                  $ 145           $ 11                  $ 0

Advisor Intermediate BondB      $ 160             $ 160                  $ 159           $ 13                  $ 0

Advisor Short Fixed-IncomeB     $ 100             $ 100                  $ 99            $ 8                   $ 0

Advisor Municipal IncomeB       $ 133             $ 133                  $ 132           $ 10                  $ 0

TOTAL COMPENSATION FROM THE     $ 223,500         $ 222,000              $ 226,500       $ 0                   $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                        William O. McCoy  Gerald C. Mc-Donough  Marvin L. Mann  Robert  C. Pozen**  Thomas R. Williams
FUND

Advisor Latin America B,+       $ 1               $ 1                   $ 1             $ 0                 $ 1

Advisor Emerging AsiaB,+        $ 20              $ 25                  $ 20            $ 0                 $ 20

Advisor JapanB,+                $ 5               $ 6                   $ 5             $ 0                 $ 5

Advisor International Capital   $ 10              $ 12                  $ 10            $ 0                 $ 10
AppreciationB

Advisor Europe Capital          $ 4               $ 5                   $ 4             $ 0                 $ 4
AppreciationB,+

Advisor OverseasB               $ 400             $ 495                 $ 400           $ 0                 $ 392

Advisor Diversified             $ 5               $ 6                   $ 5             $ 0                 $ 5
InternationalB,+

Advisor Global EquityB,+        $ 2               $ 3                   $ 2             $ 0                 $ 2

Advisor High YieldB,C,D         $ 1,210           $ 1,495               $ 1,210         $ 0                 $ 1,184

Advisor High IncomeB,+          $ 1               $ 1                   $ 1             $ 0                 $ 1

Advisor Government InvestmentB  $ 105             $ 130                 $ 105           $ 0                 $ 103

Advisor Mortgage SecuritiesB    $ 146             $ 181                 $ 146           $ 0                 $ 143

Advisor Intermediate BondB      $ 160             $ 198                 $ 160           $ 0                 $ 157

Advisor Short Fixed-IncomeB     $ 100             $ 124                 $ 100           $ 0                 $ 98

Advisor Municipal IncomeB       $ 133             $ 164                 $ 133           $ 0                 $ 130

TOTAL COMPENSATION FROM THE      $223,500         $ 273,500             $220,500        $ 0                 $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested trustees of the funds and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $564; Phyllis Burke Davis, $564; Robert M. Gates, $564; E. Bradley Jones, $564; Donald J. Kirk, $564; William O. McCoy, $564; Gerald C. McDonough, $658; Marvin L. Mann, $564; and Thomas R. Williams, $564.

D Certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $471; Marvin L. Mann, $80; William O. McCoy, $471, and Thomas R. Williams, $471.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of October 31, 1999, approximately 59.25% of Advisor Latin America's, approximately 18.87% of Advisor Emerging Asia's, approximately 5.35% of Advisor Japan's, approximately 11.12% of Advisor International Capital Appreciation's, approximately 9.34% of Advisor Europe Capital Appreciation's, approximately 1.27% of Advisor Overseas', approximately 14.33% of Advisor Diversified International's, approximately 52.03% of Advisor Global Equity's, approximately 1.90% of Advisor High Yield's, approximately 38.79% of Advisor High Income's, approximately 1.11% of Advisor Government Investment's, and approximately 1.09% of Advisor Municipal Income's total outstanding shares were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisors" section on page 232, Mr. Edward C. Johnson 3d, President and Trustee of the funds, and Ms. Abigail P. Johnson, Member of the Advisory Board of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Advisor Latin America's, Advisor Emerging Asia's, Advisor Japan's, Advisor International Capital Appreciation's, Advisor International Capital Appreciation's, Advisor Europe Capital Appreciation's, Advisor Overseas', Advisor Diversified International's, Advisor Global Equity's, Advisor High Yield's, Advisor High Income's, Advisor Government Investment's, and Advisor Municipal Income's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of October 31, 1999, the following owned of record or beneficially 5% or more (up to and including 25%) of each class's outstanding shares:

Advisor Latin America Class A: Fidelity Investments, Boston, MA
(61.62%); KeyCorp, Inc., Cleveland, OH (9.42%); First Union Corp., Roanoke, VA (8.83%).

Advisor Latin America Class T: Fidelity Investments, Boston, MA
(43.66%); Equity Services, Inc., Montpelier, VT (10.24%); Berkshire Equity Sales, Inc., Pittsfield, MA (8.38%).

Advisor Latin America Class B: Fidelity Investments Distributors
Corp., Boston, MA (50.28%); The Guardian, Phoenix, AZ (10.68%); FFP Securities, Inc., Chesterfield, MO (6.18%).

Advisor Latin America Class C: Fidelity Investments Distributors
Corp., Boston, MA (65.36%); PaineWebber, Inc., New York, NY (6.07%); LPL Financial Services, Inc., San Diego, CA (5.51%).

Advisor Latin America Institutional Class: Fidelity Investments,
Boston, MA (98.96%).

Advisor Emerging Asia Class A: Fidelity Investments, Boston, MA
(9.94%); Northern Trust Company, Chicago, IL (8.71%); Brown Brothers Harriman, New York, NY (6.52%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (6.04%).

Advisor Emerging Asia Class T: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (21.26%); A.G. Edwards & Sons Inc., Saint
Louis, MO (8.51%); ProEquities Inc., Birmingham, AL (8.15%);
PaineWebber, Inc., New York, NY (7.88%); Citigroup, Inc., New York, NY
(5.98%).

Advisor Emerging Asia Class B: Citigroup, Inc., Long Island City, NY (15.48%); Fidelity Investments Distributors Corp., Boston, MA (10.76%); Transamerica Life Insurance & Annuity, Los Angeles, CA (8.99%); Protected Investors of America, San Francisco, CA (6.73%); Bank One Corporation, Westerville, OH (5.47%); BISYS Brokerage Services, Inc., Rhinebeck, NY (5.37%).

Advisor Emerging Asia Class C: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (24.08%); Fidelity Investments Distributors Corp., Boston, MA (16.90%); Dain Rauscher Inc., Minneapolis, MN (10.07%); Lehman Brothers Inc., New York, NY (8.18%); Bear Stearns & Company, Inc., Brooklyn, NY (5.70%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.22%).

Advisor Emerging Asia Institutional Class: Citigroup, Inc., New York, NY (60.75%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (33.46%).

Advisor Japan Class A: Fidelity Investments, Boston, MA (10.70%); Bear Stearns, New York, NY, (6.42%); SunAmerica, New York, NY (6.39%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (6.12%); Fleet Financial Group Inc., Boston, MA (5.48%); Sentra Securities Corporation, San Diego, CA (5.44%).

Advisor Japan Class T: Securities America, Omaha, NE (18.21%);
Advanced Financial Planning Securities, Brentwood, TN (8.21%).

Advisor Japan Class B: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (8.52%); Citigroup, Inc., Long Island City, NY
(6.97%); Prudential, New York, NY (6.15%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.11%).

Advisor Japan Class C: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (36.00%); Legg Mason Wood Walker, Inc., Baltimore, MD (8.53%); Lifemark Securities Corp., Pittsfield, NY (8.50%).

Advisor Japan Institutional Class: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (42.37%); Fidelity Investments, Boston, MA (25.66%); Meeder Advisory Assoc., Inc., Dublin, OH (6.47%).

Advisor International Capital Appreciation Class A: Legend Equities Corporation, Palm Beach Garden, FL (6.66%); Protected Investors of America, San Francisco, CA (6.27%).

Advisor International Capital Appreciation Class T: SunAmerica, New York, NY (6.24%); PaineWebber, Inc., New York, NY (5.89%).

Advisor International Capital Appreciation Class B: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (13.05%); Dain Rauscher Inc., Minneapolis, MN (5.54%).

Advisor International Capital Appreciation Class C: SunAmerica,
Atlanta, GA (6.61%); Merrill Lynch, Pierce, Fenner & Smith Inc.,
Jacksonville, FL (5.84%); Mutual Service Corporation, West Palm Beach, FL (5.66%); Capital Financial Services, Inc., Madison, WI (5.48%).

Advisor International Capital Appreciation Institutional Class:
Fidelity Investments, Boston, MA (97.79%).

Advisor Europe Capital Appreciation Class A: Fidelity Investments, Boston, MA (20.51%); Comerica Bank, Detroit, MI (9.68%); First Union Corp., Roanoke, VA (6.66%).

Advisor Europe Capital Appreciation Class T: PMG Securities
Corporation, New York, NY (37.35%); ING America Life Group, Atlanta, GA (12.57%); SunAmercia, Atlanta, GA (5.95%).

Advisor Europe Capital Appreciation Class B: Fidelity Investments
Distributors Corp., Boston, MA (11.19%).

Advisor Europe Capital Appreciation Class C: US Bancorp, Minneapolis, MN (36.12%); Fidelity Investments Distributors Corp., Boston, MA
(10.77%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL
(10.55%).

Advisor Europe Capital Appreciation Institutional Class: Fidelity
Investments, Boston, MA (50.36%); Merrill Lynch, Pierce, Fenner &
Smith Inc., Jacksonville, FL (36.75%).

Advisor Overseas Class A: Citigroup, Inc., Long Island City, NY
(5.52%).

Advisor Overseas Class T: Manulife Financial Group, Toronto, ON
(13.49%); Great West Life and Annuity Insurance Co., Englewood, CO (7.39%); Citibank, Inc., New York, NY (5.54%).

Advisor Overseas Class B: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (8.22%).

Advisor Overseas Class C: Citigroup, Inc., New York, NY (30.49%);
Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (8.90%).

Advisor Overseas Institutional Class: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (43.34%); Mercantile Investment Services, Jonesboro, AR (7.59%); Bingham, Dana & Gould, Boston, MA (5.44%).

Advisor Diversified International Class A: Fidelity Investments,
Boston, MA (34.03%).

Advisor Diversified International Class T: ING America Life Group, Atlanta, GA (7.37%); Fidelity Investment Advisor Group (FIAG), Boston, MA (5.64%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.48%).

Advisor Diversified International Class B: Fidelity Investments
Distributors Corp., Boston, MA (12.08%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (10.83%); Aetna Inc., Torrance, CA
(6.97%).

Advisor Diversified International Class C: Merrill Lynch, Pierce,
Fenner & Smith Inc., Jacksonville, FL (16.61%); Fidelity Investments Distributors Corp., Boston, MA (16.04%); Allmerica Financial Corp., Worcester, MA (5.34%).

Advisor Diversified International Institutional Class: FTC & CO,
Denver, CO (49.09%); Fidelity Investments, Boston, MA (32.01%);
Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (7.39%).

Advisor Global Equity Class A: Fidelity Investments, Boston, MA
(63.61%); Prudential, New York, NY (8.18%).

Advisor Global Equity Class T: Fidelity Investments, Boston, MA
(36.73%).

Advisor Global Equity Class B: Fidelity Investments Distributors
Corp., Boston, MA (51.70%); Legend Equities Corporation, Palm Beach Garden, FL (6.64%); Prime Capital Services, Inc., Poughkeepsie, NY (5.30%).

Advisor Global Equity Class C: Fidelity Investments Distributors Corp., Boston, MA (44.23%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (22.24%); Capital Financial Services, Inc., Madison, WI (7.78%); HRC Services, Inc., Glenwood Landing, NY (7.03%).

Advisor Global Equity Institutional Class: Fidelity Investments,
Boston, MA (99.91%).

Advisor High Yield Class A: Merrill Lynch, Pierce, Fenner & Smith
Inc., Jacksonville, FL (13.84%); Fleet Financial Group Inc., Boston, MA (5.72%); Commonwealth Financial Network, Waltham, MA (5.44%).

Advisor High Yield Class T: Manulife Financial Group, Toronto, ON
(6.54%); Citigroup, Inc., New York, NY (5.81%).

Advisor High Yield Class B: Merrill Lynch, Pierce, Fenner & Smith
Inc., Jacksonville, FL (12.10%); Citigroup, Inc., New York, NY
(5.40%).

Advisor High Yield Class C: Merrill Lynch, Pierce, Fenner & Smith
Inc., Jacksonville, FL (24.25%); Citigroup, Inc., New York, NY
(7.99%).

Advisor High Yield Institutional Class: LPL Financial Services, Inc., San Diego, CA (18.24%); Charles Schwab & Co., Inc., San Francisco, CA (9.17%); Aetna Inc., Torrance, CA (8.75%); Merrill Lynch, Pierce,
Fenner & Smith Inc., Jacksonville, FL (5.35%).

Advisor High Income Class A: Fidelity Investments Distributors Corp., Boston, MA (81.93%).

Advisor High Income Class T: Fidelity Investments Distributors Corp., Boston, MA (25.07%); SunAmerica, Atlanta, GA (18.43%); Marion Bass Securities Corp., Charlotte, NC (17.20%); SunAmerica, New York, NY (7.79%).

Advisor High Income Class B: Fidelity Investments Distributors Corp., Boston, MA (28.87%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (12.47%); Metropolitan Life Insurance Company, New York, NY (6.23%); Marion Bass Securities Corp., Charlotte, NC (5.25%).

Advisor High Income Class C: Fidelity Investments Distributors Corp., Boston, MA (32.98%); Offerman & Company, Inc., Houston, TX (19.11%); PaineWebber, Inc., New York, NY (11.20%); SunAmerica, New York, NY (10.90%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (5.20%).

Advisor High Income Institutional Class: FMR Capital, Boston, MA
(84.34%); Aetna Inc., Torrance, Ca (14.04%).

Advisor Government Investment Class A: G. W. & Wade Asset Management Co., Wellesley, MA (10.18%); KeyCorp, Inc., Cleveland, OH (7.27%).

Advisor Government Investment Class T: Citigroup, Inc., New York, NY (5.15%); Fleet Financial Group Inc., Boston, MA (5.05%).

Advisor Government Investment Class B: G. W. & Wade Asset Management Co., Wellesley, MA (13.87%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (12.38%).

Advisor Government Investment Class C: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (28.36%).

Advisor Government Investment Institutional Class: First Hawaiian
Bank, Honolulu, HI (66.33%); First American Bank & Trust Co., Fort Atkinson, WI (5.07%).

Advisor Mortgage Securities Class A: Prudential, New York, NY (8.46%); BankBoston Corporation, Boston, MA (7.43%); Gilford Securities, Inc., New York, NY (6.15%); Aetna Inc., Torrance, CA (5.85%).

Advisor Mortgage Securities Class T: Commonwealth Financial Network, Waltham, MA (11.53%); US Bancorp, Minneapolis, MN (5.79%); ING America Life Group, Atlanta, GA (5.60%).

Advisor Mortgage Securities Class B: Wells Fargo Bank, San Francisco,
CA (9.79%).

Advisor Mortgage Securities Institutional Class: Union Planters Bank, Memphis, TN (34.71%); Reliance Financial Services, Defiance, OH
(22.78%).

Advisor Intermediate Bond Class A: Fleet Financial Group Inc., Boston, MA (14.12%); Scott & Stringfellow, Inc., Richmond, VA (5.21%).

Advisor Intermediate Bond Class T: PaineWebber, Inc., New York, NY (5.59%); Citigroup, Inc., New York, NY (5.53%).

Advisor Intermediate Bond Class B: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (6.99%); Fleet Financial Group Inc.,
Boston, MA (6.26%).

Advisor Intermediate Bond Class C: Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL (17.35%); Boone County National Bank, Columbia, MO (5.34%).

Advisor Intermediate Bond Institutional Class: Mercantile Investment Services, Jonesboro, AR (31.01%); First Merit Bank, N.A., Akron, OH (5.45%).

Advisor Short Fixed-Income Class A: Jackson National Life, Menasha, WI (25.57%); Fleet Financial Group Inc., Boston, MA (15.03%); Brown
Brothers Harriman, New York, NY (8.72%).

Advisor Short Fixed-Income Class T: PaineWebber, Inc., New York, NY (7.23%); Securities America, Omaha, NE (6.84%); SunAmerica, New York, NY (6.79%); Citigroup, Inc., New York, NY (5.85%).

Advisor Short Fixed-Income Class C: Securities America, Omaha, NE
(38.47%); Merrill Lynch, Pierce, Fenner & Smith Inc., Jacksonville, FL
(6.01%).

Advisor Short Fixed-Income Institutional Class: First Hawaiian Bank, Honolulu, HI (42.47%); South Holland Bancorp, South Holland, IL
(17.35%); First National Bank of Springdale, Springdale, AZ (7.93%); Mercantile Investment Services, Jonesboro, AR (6.44%).

Advisor Municipal Income Class A: Raymond James Financial Services, Inc., Saint Petersburg, FL (9.74%); Hudson Trader Investment Services, Middletown, NY (6.04%).

Advisor Municipal Income Class T: Citigroup, Inc., New York, NY
(8.55%); A.G. Edwards & Sons Inc., Saint Louis, MO (6.48%).

Advisor Municipal Income Class B: Merrill Lynch, Pierce, Fenner &
Smith Inc., Jacksonville, FL (9.45%).

Advisor Municipal Income Class C: Merrill Lynch, Pierce, Fenner &
Smith Inc., Jacksonville, FL (19.16%); Investacorp, Inc., Amherst, NH (6.68%); Citigroup, Inc., New York, NY (5.04%).

Advisor Municipal Income Institutional Class: Tompkins County Trust Company, Ithaca, NY (11.88%); Century Bank & Trust, Rochester, PA
(10.81%); Grand Premier Trust Services, Freeport, IL (8.82%); Arvest Trust Company, Rogers, AR (6.82%).

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FIMM, FMR U.K., and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of FIIA, FIJ, and FIIA(U.K.)L. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and the cost associated with securities lending as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under the management contract, Advisor Latin America, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Asia, Advisor High Yield, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor High Income each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Advisor
Overseas pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Advisor Overseas' performance to that of Morgan Stanley Capital
International Europe, Australasia, Far East Index (EAFE).

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the bond funds.

BOND FUNDS

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

Over 1,260            .0920


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $757 billion of group net assets - the approximate level for October 1999 - was 0.1289%, which is the weighted average of the respective fee rates for each level of group net assets up to $757 billion.

The following is the fee schedule for the equity funds.

EQUITY FUNDS

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%           $ 1 billion       .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000             850              .2756

 210 - 246            .2950             900              .2732

 246 - 282            .2900             950              .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

Over 1,260            .2167


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $757 billion of group net assets - the approximate level for October 1999 - was 0.2805%, which is the weighted average of the respective fee rates for each level of group net assets up to $757 billion.

The individual fund fee rate for each fund (except Advisor Overseas) is set forth in the following chart. Based on the average group net assets of the funds advised by FMR for October 1999, each fund's annual management fee rate would be calculated as follows:

                               Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Advisor Latin America           0.2805%        +   0.45%                    =  0.7305%

Advisor Emerging Asia           0.2805%        +   0.45%                    =  0.7305%

Advisor Japan                   0.2805%        +   0.45%                    =  0.7305%

Advisor International Capital   0.2805%        +   0.45%                    =  0.7305%
Appreciation

Advisor Europe Capital          0.2805%        +   0.45%                    =  0.7305%
Appreciation

Advisor Diversified             0.2805%        +   0.45%                    =  0.7305%
International

Advisor Global Equity           0.2805%        +   0.45%                    =  0.7305%

Advisor High Yield              0.1289%        +   0.45%                    =  0.5789%

Advisor High Income             0.1289%        +   0.45%                    =  0.5789%

Advisor Government Investment   0.1289%        +   0.30%                    =  0.4289%

Advisor Mortgage Securities     0.1289%        +   0.30%                    =  0.4289%

Advisor Intermediate Bond       0.1289%        +   0.30%                    =  0.4289%

Advisor Short Fixed-Income      0.1289%        +   0.30%                    =  0.4289%

Advisor Municipal Income        0.1289%        +   0.25%                    =  0.3789%


The individual fund fee rate for Advisor Overseas is 0.45%. Based on the average group net assets of the funds advised by FMR for October 1999, each fund's annual basic fee rate would be calculated as follows:

                  Group Fee Rate     Individual Fund Fee Rate     Basic Fee Rate

Advisor Overseas  0.2805%         +  0.45%                     =  0.7305%


One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for Advisor Overseas is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of cap-weighted EAFE. The performance period consists of the most recent month plus the previous 35 months.

Each percentage point of difference, calculated to the nearest 0.01% (for Advisor Overseas) (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%.

For the purposes of calculating the performance adjustment for Advisor Overseas, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to the fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized performance adjustment rate is (plus/minus)0.20% (for Advisor Overseas) of the fund's average net assets over the performance period.

A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment.

The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Advisor Overseas' performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

For Morgan Stanley Capital International Europe, Australasia, Far East Index, the index returns for periods prior to January 1, 1997 are adjusted for tax withholding at non-treaty rates. The index returns for periods after January 1, 1997 are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by Advisor Overseas.

Fund                           Fiscal Years Ended October 31  Performance Adjustment  Management Fees Paid to FMR

Advisor Latin America          1999+                          N/A                     $ 19,333

Advisor Emerging Asia          1999                           N/A                      248,875

                               1998                           N/A                     N/A

                               1997                           N/A                     N/A

Advisor Japan                  1999++                         N/A                      151,192

Advisor International Capital  1999                           N/A                      278,914
Appreciation

                               1998+++                        N/A                      116,243

Advisor Europe Capital         1999++                         N/A                      98,482
Appreciation

Advisor Overseas               1999                           2,336,270 (upward)       12,651,751*

                               1998                            1,911,058 (upward)      11,334,456*

                               1997                            734,731 (upward)        9,515,372*

Advisor Diversified            1999++                         N/A                      142,982
International

Advisor Global Equity          1999++                         N/A                      50,032

Advisor High Yield             1999                           N/A                      24,193,202

                               1998                           N/A                      20,940,502

                               1997                           N/A                      14,787,091

Advisor High Income            1999++++                       N/A                      4,502

Advisor Government Investment  1999                           N/A                      1,558,916

                               1998                           N/A                      964,623

                               1997                           N/A                      930,159

Advisor Mortgage Securities    1999                           N/A                      2,110,419

                               1998                           N/A                      2,226,557

                               8/1/97 - 10/31/97              N/A                      578,471

                               1997                           N/A                      2,273,788

Advisor Intermediate Bond      1999                           N/A                      2,359,875

                               12/1/97 - 10/31/98             N/A                      1,941,732

                               11/30/97                       N/A                      2,095,786

Advisor Short Fixed-Income     1999                           N/A                      1,459,500

                               1998                           N/A                      1,531,459

                               1997                           N/A                      1,715,958

Advisor Municipal Income       1999                           N/A                      1,695,763

                               1998                           N/A                      1,699,469

                               1997                           N/A                      1,826,656


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++++ Advisor High Income commenced operations on September 7, 1999.

* Including the amount of the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

SUB-ADVISERS. On behalf of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income for the past fiscal year are shown in the table below.

Fund                           Fiscal Year Ended October 31  Fees Paid to FIMM

Advisor Government Investment  1999                          $ 779,458

Advisor Mortgage Securities    1999                          $ 872,801

Advisor Intermediate Bond      1999                          $ 994,805

Advisor Short Fixed-Income     1999                          $ 608,924

Advisor Municipal Income       1999                          $ 703,641

On behalf of Advisor High Yield, Advisor High Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Asia, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, and Advisor Diversified International, FMR has entered into sub-advisory agreements with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Effective January 1, 2000, on behalf of each fund except Advisor Government Investment and Advisor Municipal Income, FMR Far East will enter into a sub-advisory agreement with FIJ, pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIJ and FIIA a fee equal to 57% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

For providing investment advice and research services, fees paid to FMR UK, and FMR Far East, on behalf of Advisor Overseas for the past three fiscal years are shown in the table below.

Fiscal Year Ended October 31  FMR U.K.     FMR Far East  FIIA  FIIA(U.K.)L  FIJ

Advisor Overseas

1999                          $ 1,471,773  $ 925,624     $ 0   $ 0          $ 0

1998                          $ 157,996    $ 144,557     $ 0   $ 0          $ 0

1997                          $ 627,390    $ 594,643     $ 0   $ 0          $ 0


Currently   ,     FIIA is primarily responsible for choosing
investments for Advisor Emerging Asia.

For discretionary investment management and execution of portfolio transactions, fees paid to FMR UK, FMR Far East, FIJ FIIA and
FIIA(U.K.)L on behalf of Advisor Global Equity and Advisor Japan for the past three fiscal years are shown in the table below.

Fiscal Year Ended October 31  FMR U.K.  FMR Far East  FIIA**    FIIA(U.K.)L  FIJ**

Advisor Global Equity

1999*                         $ 0       $ 0           $ 6,673   $ 0          $ 0

Fiscal Year Ended October 31  FMR U.K.  FMR Far East  FIIA*     FIIA(U.K.)L  FIJ*

Advisor Japan

1999*                         $ 0       $ 0           $ 82,730  $ 0          $ 0


* From December 17, 1998 (commencement of operations).

** Prior to August 1, 1999, FMR paid FIIA and FIJ a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

                                                     Sales Charge Revenue                          CDSC Revenue

                                 Fiscal Year  Ended  Amount Paid  to FDC   Amount Retained by FDC  Amount Paid  to FDC

Advisor Latin America -          Oct. 31, 1999+      $ 1,172               $ 786                   $ 0
Class A

Advisor Latin America -          Oct. 31, 1999+       1,574                 236                     0
Class T

Advisor Latin America -          Oct. 31, 1999+      N/A                   N/A                      765
Class B

Advisor Latin America -          Oct. 31, 1999+      N/A                   N/A                      1,120
Class C

Advisor Emerging Asia -          Oct. 31, 1999        6,092                 1,360                   0
Class A

Advisor Emerging Asia -          Oct. 31, 1999        3,504                 706                     0
Class T

Advisor Emerging Asia -          Oct. 31, 1999       N/A                   N/A                      0
Class B

Advisor Emerging Asia -          Oct. 31, 1999       N/A                   N/A                      0
Class C

Advisor Japan - Class A          Oct. 31, 1999++      37,716                22,618                  0

Advisor Japan - Class T          Oct. 31, 1999++      46,244                19,283                  0

Advisor Japan - Class B          Oct. 31, 1999++     N/A                   N/A                      24,304

Advisor Japan - Class C          Oct. 31, 1999++     N/A                   N/A                      5,016

Advisor International Capital    Oct. 31, 1999        21,896                8,307                   500
Appreciation - Class A

                                 Oct. 31, 1998+++     16,408                5,206                   0

Advisor International Capital    Oct. 31, 1999        69,434                20,281                  55
Appreciation - Class T

                                 Oct. 31, 1998+++     68,287                18,616                  0

Advisor International Capital    Oct. 31, 1999       N/A                   N/A                      13,971
Appreciation - Class B

                                 Oct. 31, 1998+++    N/A                   N/A                      5,042

Advisor International Capital    Oct. 31, 1999       N/A                   N/A                      2,028
Appreciation - Class C

                                 Oct. 31, 1998+++    N/A                   N/A                      1,231

Advisor Europe Capital           Oct. 31, 1999++      22,916                10,160                  0
Appreciation - Class A

Advisor Europe Capital           Oct. 31, 1999++      48,724                15,624                  0
Appreciation - Class T

Advisor Europe Capital           Oct. 31, 1999++     N/A                   N/A                      6,305
Appreciation - Class B

Advisor Europe Capital           Oct. 31, 1999++     N/A                   N/A                      871
Appreciation - Class C

Advisor Overseas - Class A       Oct. 31, 1999       $ 112,000             $ 44,000                $ 0

                                 Oct. 31, 1998        123,000               42,000                  0

                                 Oct. 31, 1997        93,000                25,000                  0

Advisor Overseas - Class T       Oct. 31, 1999        441,000               136,000                 5,000

                                 Oct. 31, 1998        618,000               174,000                 0

                                 Oct. 31, 1997        748,000               202,000                 0

Advisor Overseas - Class B       Oct. 31, 1999       N/A                   N/A                      213,000

                                 Oct. 31, 1998       N/A                   N/A                      124,000

                                 Oct. 31, 1997       N/A                   N/A                      86,000

Advisor Overseas - Class C       Oct. 31, 1999       N/A                   N/A                      13,000

                                 Oct. 31, 1998***    N/A                   N/A                      4,000

Advisor Diversified              Oct. 31, 1999++      31,240                11,489                  0
International - Class A

Advisor Diversified              Oct. 31, 1999++      105,261               32,178                  0
International - Class T

Advisor Diversified              Oct. 31, 1999++     N/A                   N/A                      6,226
International - Class B

Advisor Diversified              Oct. 31, 1999++     N/A                   N/A                      449
International - Class C

Advisor Global Equity - Class A  Oct. 31, 1999++      7,852                 4,267                   0

Advisor Global Equity - Class T  Oct. 31, 1999++      8,125                 2,655                   0

Advisor Global Equity - Class B  Oct. 31, 1999++     N/A                   N/A                      354

Advisor Global Equity - Class C  Oct. 31, 1999++     N/A                   N/A                      27

Advisor High Yield - Class A     Oct. 31, 1999        831,000               324,000                 0

                                 Oct. 31, 1998        923,000               346,000                 0

                                 Oct. 31, 1997        609,000               162,000                 0

Advisor High Yield - Class T     Oct. 31, 1999        1,840,000             819,000                 8,000

                                 Oct. 31, 1998        2,889,000             1,263,000               0

                                 Oct. 31, 1997        2,978,000             979,000                 0

Advisor High Yield - Class B     Oct. 31, 1999       N/A                   N/A                      3,139,000

                                 Oct. 31, 1998       N/A                   N/A                      1,774,000

                                 Oct. 31, 1997       N/A                   N/A                      1,076,000

Advisor High Yield - Class C     Oct. 31, 1999       N/A                   N/A                      180,000

                                 Oct. 31, 1998***    N/A                   N/A                      54,000

Advisor High Income - Class A    Oct. 31, 1999++++    1,541                 341                     0

Advisor High Income - Class T    Oct. 31, 1999++++    1,877                 1,162                   0

Advisor High Income - Class B    Oct. 31, 1999++++   N/A                   N/A                      0

Advisor High Income - Class C    Oct. 31, 1999++++   N/A                   N/A                      0

Advisor Government Investment    Oct. 31, 1999       $ 129,786             $ 42,713                $ 0
- Class A

                                 Oct. 31, 1998        41,422                12,554                  0

                                 Oct. 31, 1997        31,629                6,913                   0

Advisor Government Investment    Oct. 31, 1999        283,622               88,854                  5,034
- Class T

                                 Oct. 31, 1998        105,994               31,145                  0

                                 Oct. 31, 1997        76,261                20,512                  0

Advisor Government Investment    Oct. 31, 1999       N/A                   N/A                      330,686
- Class B

                                 Oct. 31, 1998       N/A                   N/A                      76,288

                                 Oct. 31, 1997       N/A                   N/A                      87,840

Advisor Government Investment    Oct. 31, 1999       N/A                   N/A                      30,008
- Class C

                                 Oct. 31, 1998***    N/A                   N/A                      14,911

Advisor Mortgage Securities -    Oct. 31, 1999        29,751                10,398                  0
Class A

                                 Oct. 31, 1998        15,729                5,230                   0

                                 Oct. 31, 1997*       263                   180                     0

Advisor Mortgage Securities -    Oct. 31, 1999        74,991                27,421                  0
Class T

                                 Oct. 31, 1998        32,042                9,363                   0

                                 Oct. 31, 1997*       8,746                 1,749                   0

Advisor Mortgage Securities -    Oct. 31, 1999       N/A                   N/A                      68,549
Class B

                                 Oct. 31, 1998       N/A                   N/A                      7,660

                                 Oct. 31, 1997*      N/A                   N/A                      72

Advisor Intermediate Bond -      Oct. 31, 1999        139,199               63,030                  0
Class A

                                 Oct. 31, 1998**      49,160                28,254                  0

                                 Nov. 30, 1997        68,475                24,480                  0

Advisor Intermediate Bond -      Oct. 31, 1999        180,734               60,024                  6,817
Class T

                                 Oct. 31, 1998**      83,240                32,737                  0

                                 Nov. 30, 1997        109,296               31,882                  0

Advisor Intermediate Bond -      Oct. 31, 1999       N/A                   N/A                      126,253
Class B

                                 Oct. 31, 1998**     N/A                   N/A                      90,580

                                 Nov. 30, 1997       N/A                   N/A                      68,602

Advisor Intermediate Bond -      Oct. 31, 1999       N/A                   N/A                      15,221
Class C

                                 Oct. 31, 1998**     N/A                   N/A                      3,720

                                 Nov. 30, 1997****   N/A                   N/A                      0

Advisor Short Fixed-Income -     Oct. 31, 1999       $ 56,679              $ 14,321                $ 0
Class A

                                 Oct. 31, 1998        30,218                7,274                   0

                                 Oct. 31, 1997        15,709                3,424                   0

Advisor Short Fixed-Income -     Oct. 31, 1999        248,099               79,649                  0
Class T

                                 Oct. 31, 1998        221,684               43,309                  0

                                 Oct. 31, 1997        278,405               63,127                  0

Advisor Short Fixed-Income -     Oct. 31, 1999       N/A                   N/A                      26,881
Class C

                                 Oct. 31, 1998***    N/A                   N/A                      6,373

Advisor Municipal Income -       Oct. 31, 1999        50,968                28,875                  0
Class A

                                 Oct. 31, 1998        38,091                15,167                  0

                                 Oct. 31, 1997        57,657                14,649                  0

Advisor Municipal Income -       Oct. 31, 1999        204,851               72,163                  0
Class T

                                 Oct. 31, 1998        179,663               60,942                  0

                                 Oct. 31, 1997        173,689               52,646                  0

Advisor Municipal Income -       Oct. 31, 1999       N/A                   N/A                      209,085
Class B

                                 Oct. 31, 1998       N/A                   N/A                      112,936

                                 Oct. 31, 1997       N/A                   N/A                      174,350

Advisor Municipal Income -       Oct. 31, 1999       N/A                   N/A                      16,279
Class C

                                 Oct. 31, 1998***    N/A                   N/A                      6,848



                                 CDSC Revenue

                                 Amount Retained by FDC

Advisor Latin America -          $ 0
Class A

Advisor Latin America -           0
Class T

Advisor Latin America -           765
Class B

Advisor Latin America -           1,120
Class C

Advisor Emerging Asia -           0
Class A

Advisor Emerging Asia -           0
Class T

Advisor Emerging Asia -           0
Class B

Advisor Emerging Asia -           0
Class C

Advisor Japan - Class A           0

Advisor Japan - Class T           0

Advisor Japan - Class B           24,304

Advisor Japan - Class C           5,016

Advisor International Capital     500
Appreciation - Class A

                                  0

Advisor International Capital     55
Appreciation - Class T

                                  0

Advisor International Capital     13,971
Appreciation - Class B

                                  5,042

Advisor International Capital     2,028
Appreciation - Class C

                                  1,231

Advisor Europe Capital            0
Appreciation - Class A

Advisor Europe Capital            0
Appreciation - Class T

Advisor Europe Capital            6,305
Appreciation - Class B

Advisor Europe Capital            871
Appreciation - Class C

Advisor Overseas - Class A       $ 0

                                  0

                                  0

Advisor Overseas - Class T        5,000

                                  0

                                  0

Advisor Overseas - Class B        213,000

                                  124,000

                                  86,000

Advisor Overseas - Class C        13,000

                                  4,000

Advisor Diversified               0
International - Class A

Advisor Diversified               0
International - Class T

Advisor Diversified               6,226
International - Class B

Advisor Diversified               449
International - Class C

Advisor Global Equity - Class A   0

Advisor Global Equity - Class T   0

Advisor Global Equity - Class B   354

Advisor Global Equity - Class C   27

Advisor High Yield - Class A      0

                                  0

                                  0

Advisor High Yield - Class T      8,000

                                  0

                                  0

Advisor High Yield - Class B      3,139,000

                                  1,774,000

                                  1,076,000

Advisor High Yield - Class C      180,000

                                  54,000

Advisor High Income - Class A     0

Advisor High Income - Class T     0

Advisor High Income - Class B     0

Advisor High Income - Class C     0

Advisor Government Investment    $ 0
- Class A

                                  0

                                  0

Advisor Government Investment     5,034
- Class T

                                  0

                                  0

Advisor Government Investment     330,686
- Class B

                                  76,288

                                  87,840

Advisor Government Investment     30,008
- Class C

                                  14,911

Advisor Mortgage Securities -     0
Class A

                                  0

                                  0

Advisor Mortgage Securities -     0
Class T

                                  0

                                  0

Advisor Mortgage Securities -     68,549
Class B

                                  7,660

                                  72

Advisor Intermediate Bond -       0
Class A

                                  0

                                  0

Advisor Intermediate Bond -       6,817
Class T

                                  0

                                  0

Advisor Intermediate Bond -       126,253
Class B

                                  90,580

                                  68,602

Advisor Intermediate Bond -       15,221
Class C

                                  3,720

                                  0

Advisor Short Fixed-Income -     $ 0
Class A

                                  0

                                  0

Advisor Short Fixed-Income -      0
Class T

                                  0

                                  0

Advisor Short Fixed-Income -      26,881
Class C

                                  6,373

Advisor Municipal Income -        0
Class A

                                  0

                                  0

Advisor Municipal Income -        0
Class T

                                  0

                                  0

Advisor Municipal Income -        209,085
Class B

                                  112,936

                                  174,350

Advisor Municipal Income -        16,279
Class C

                                  6,848


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++++ Advisor High Income commenced operations on September 7, 1999.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period December 1, 1997 through October 31, 1998.

*** For the fiscal period November 3, 1997 through October 31, 1998.

**** For the fiscal period November 3, 1997 through November 30, 1997.

The Trustees have approved a Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, Institutional Class and Initial Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, Institutional Class and Initial Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class A Plan for Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity, (the Equity Funds), FDC is paid a monthly fee at an annual rate of up to 0.75% of Class A's average net assets determined at the close of each business day throughout the month. Pursuant to the Class A Plan for Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, and Advisor Municipal Income (the Bond Funds), and Advisor Intermediate Bond (the Intermediate-Term Bond Fund), and Advisor Short Fixed-Income (the Short-Term Bond Fund), FDC is paid a monthly fee at an annual rate of up to 0.40% of Class A's average net assets determined at the close of each business day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class A of each of the Equity Funds at an annual rate of 0.25% of its average net assets; and for Class A of each of the Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Fund at an annual rate of 0.15% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class A for providing services intended to result in the sale of Class A shares and/or shareholder support services.

Pursuant to the Class T Plan for Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Diversified International, and Advisor Global Equity, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for Advisor Overseas, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.65% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for the Bond Funds and Intermediate-Term Bond Funds, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.40% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for the Short-Term Bond Fund, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.15% of Class T's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class T of each of the Equity Funds at an annual rate of 0.50% of its average net assets; for Class T of each of the Bond Funds and the Intermediate-Term Bond Funds at an annual rate of 0.25% of its average net assets; and for Class T of the Short-Term Bond Fund at an annual rate of 0.15% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class T for providing services intended to result in the sale of Class T shares and/or shareholder support services.

Pursuant to the Class B Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.75% of Class B's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 (distribution) fee for Class B of the Equity Funds at an annual rate of 0.75% of its average net assets; and for Class B of the Bond Funds and the Intermediate Bond Funds at an annual rate of 0.65% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the class to do so.

Pursuant to the Class B Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Pursuant to the Class C Plan for each fund, FDC is paid a monthly
12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class C Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

The table below shows the distribution fees paid by Class A for the fiscal years ended 1999.

CLASS A DISTRIBUTION FEES

                               Fees Paid to  FDC  Paid by FDC to Intermediaries  Retained by FDC*

Advisor Latin America+         $ 1,221            $ 272                          $ 949

Advisor Emerging Asia           83,642             55,938                         27,704

Advisor Japan++                 5,006              3,971                          1,035

Advisor International Capital   3,945              3,686                          259
Appreciation

Advisor Europe Capital          3,256              2,405                          851
Appreciation++

Advisor Overseas                41,214             41,084                         130

Advisor Diversified             4,141              1,715                          2,426
International++

Advisor Global Equity++         3,050              696                            2,354

Advisor High Yield              251,670            251,461                        209

Advisor High Income+++          146                15                             131

Advisor Government Investment   18,505             18,484                         21

Advisor Mortgage Securities     3,865              3,719                          146

Advisor Intermediate Bond       23,701             23,701                         0

Advisor Short Fixed-Income      19,542             19,542                         0

Advisor Municipal Income        14,240             14,169                         71


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor High Income commenced operations on September 7, 1999.

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees paid by Class T for the fiscal years ended 1999.

CLASS T DISTRIBUTION FEES

                               Fees Paid to  FDC  Paid by FDC to Intermediaries  Retained by FDC*

Advisor Latin America+         $ 3,231            $ 1,337                        $ 1,894

Advisor Emerging Asia           1,338              1,200                          138

Advisor Japan++                 35,922             34,566                         1,356

Advisor International Capital   104,765            101,577                        3,188
Appreciation

Advisor Europe Capital          35,955             34,699                         1,256
Appreciation++

Advisor Overseas                6,059,913          6,014,458                      45,455

Advisor Diversified             50,579             46,271                         4,308
International++

Advisor Global Equity++         9,341              4,697                          4,644

Advisor High Yield              6,308,338          6,211,894                      96,444

Advisor High Income+++          570                388                            182

Advisor Government Investment   532,422            527,821                        4,601

Advisor Mortgage Securities     61,872             56,948                         4,924

Advisor Intermediate Bond       760,397            737,083                        23,314

Advisor Short Fixed-Income      460,956            457,885                        3,071

Advisor Municipal Income        900,188            888,638                        11,550


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor High Income commenced operations on September 7, 1999.

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution and service fees paid by Class B for the fiscal years ended 1999.

CLASS B DISTRIBUTION AND SERVICE FEES

                               Distribution Fees Paid to FDC  Distribution Fees Retained by  Service Fees Paid to  FDC
                                                              FDC*

Advisor Latin America+         $ 4,517                        $ 4,517                        $ 1,504

Advisor Emerging Asia           1,240                          1,240                          413

Advisor Japan++                 36,806                         36,806                         12,268

Advisor International Capital   44,758                         44,758                         14,916
Appreciation

Advisor Europe Capital          16,088                         16,088                         5,362
Appreciation++

Advisor Overseas                531,123                        531,123                        177,071

Advisor Diversified             25,980                         25,980                         8,660
International++

Advisor Global Equity++         9,773                          9,773                          3,258

Advisor High Yield              7,347,174                      7,347,174                      2,825,836

Advisor High Income+++          1,046                          1,046                          402

Advisor Government Investment   556,646                        556,646                        214,093

Advisor Mortgage Securities     89,966                         89,966                         34,603

Advisor Intermediate Bond       343,651                        343,651                        132,173

Advisor Municipal Income        398,972                        398,972                        153,452



CLASS B DISTRIBUTION AND SERVICE FEES

                               Service Fees Paid by FDC to  Service Fees Retained by FDC**
                               Intermediaries

Advisor Latin America+         $ 560                        $ 944

Advisor Emerging Asia           330                          83

Advisor Japan++                 11,460                       808

Advisor International Capital   14,897                       19
Appreciation

Advisor Europe Capital          4,547                        815
Appreciation++

Advisor Overseas                176,899                      172

Advisor Diversified             6,314                        2,346
International++

Advisor Global Equity++         923                          2,335

Advisor High Yield              2,822,380                    3,456

Advisor High Income+++          205                          197

Advisor Government Investment   213,776                      317

Advisor Mortgage Securities     34,603                       0

Advisor Intermediate Bond       132,075                      98

Advisor Municipal Income        153,324                      128


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor High Income commenced operations on September 7, 1999.

* These amounts are retained by FDC for use in its capacity as distributor.

** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution and service fees paid by Class C for the fiscal years ended 1999.

CLASS C DISTRIBUTION AND SERVICE FEES

                                Distribution Fees Paid to FDC  Distribution Fees Paid by FDC  Distribution Fees Retained by
                                                               to Intermediaries              FDC*

Advisor Latin America+          $ 3,893                        $ 164                          $ 3,729

Advisor Emerging Asia            929                            259                            670

Advisor Japan++                  41,310                         10,792                         30,518

Advisor International Capital    27,918                         8,478                          19,440
Appreciation

Advisor Europe Capital           16,743                         1,665                          15,078
Appreciation++

Advisor Overseas                 166,355                        59,216                         107,139

Advisor Diversified              21,683                         1,437                          20,246
International++

Advisor Global Equity++          11,229                         2,173                          9,056

Advisor High Yield               1,628,309                      420,115                        1,208,194

Advisor High Income+++           1,446                          0                              1,446

Advisor Government Investment    203,219                        23,799                         179,420

Advisor Intermediate Bond*****   84,788                         18,687                         66,101

Advisor Short Fixed-Income       89,327                         12,961                         76,366

Advisor Municipal Income         83,327                         17,803                         65,524



CLASS C DISTRIBUTION AND SERVICE FEES

                                Service Fees Paid to FDC  Service Fees Paid by FDC to  Service Fees Retained by FDC**
                                                          Intermediaries

Advisor Latin America+          $ 1,298                   $ 55                         $ 1,243

Advisor Emerging Asia            310                       86                           224

Advisor Japan++                  13,770                    3,597                        10,173

Advisor International Capital    9,306                     2,826                        6,480
Appreciation

Advisor Europe Capital           5,581                     555                          5,026
Appreciation++

Advisor Overseas                 55,452                    19,739                       35,713

Advisor Diversified              7,227                     479                          6,748
International++

Advisor Global Equity++          3,743                     725                          3,018

Advisor High Yield               542,770                   140,039                      402,731

Advisor High Income+++           482                       0                            482

Advisor Government Investment    67,740                    7,933                        59,807

Advisor Intermediate Bond*****   28,263                    6,229                        22,034

Advisor Short Fixed-Income       29,776                    4,321                        25,455

Advisor Municipal Income         27,776                    5,935                        21,841


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

+++ Advisor High Income commenced operations on September 7, 1999.

* These amounts are retained by FDC for use in its capacity as distributor.

** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Institutional Class and Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class and Initial Class shares and/or shareholder support services. In addition, each Institutional Class and Initial Class Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class and Initial Class shares.

Under each Class A, Class T, Class B and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B and Class C Plan shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B and Class C Plan shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class and Initial Class Plan does not authorize payments by Institutional Class and Initial Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Class A, Class T, Class B, Class C, Institutional Class and Initial Class shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Class A, Class T, Class B, Class C, and Institutional Class of Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor High Yield, Advisor High Income, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Initial Class of Mortgage Securities has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C, Institutional Class, and Initial Class of each fund.

Each class of Advisor Municipal Income has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. Citibank in turn has entered into sub-transfer agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FSC and FIIOC receive an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

For Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each of Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

Advisor Municipal Income has also entered into a service agent agreement with Citibank. Under the terms of the agreements, Citibank provides pricing and bookkeeping services for each fund. Citibank in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, and Advisor Global Equity are 0.0550% of the first $500 million of average net assets, 0.0425% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income are 0.0275% of the first $500 million of average net assets, 0.0175% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for Advisor High Yield and Advisor High Income are 0.0475% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

                               Fiscal Year End  1999        1998         1997

Advisor Latin America          10/31            $ 51,600+   N/A          N/A

Advisor Emerging Asia          10/31             22,821     N/A          N/A

Advisor Japan                  10/31             52,086++   N/A          N/A

Advisor International Capital  10/31             60,363     $ 60,181+++  N/A
Appreciation

Advisor Europe Capital         10/31             52,090++   N/A          N/A
Appreciation

Advisor Overseas               10/31             676,473     669,432     $ 629,811

Advisor Diversified            10/31             52,097++   N/A          N/A
International

Advisor Global Equity          10/31             52,067++   N/A          N/A

Advisor High Yield             10/31             926,567     821,873      821,882

Advisor High Income            10/31             8,833++++  N/A          N/A

Advisor Government Investment  10/31             111,672     90,466       87,365

Advisor Mortgage Securities    10/31             161,159     205,166      52,896*

Advisor Intermediate Bond      10/31             164,670     181,249**   N/A

                               11/30            N/A         N/A           195,556

Advisor Short Fixed-Income     10/31             105,213     142,365      159,567

Advisor Municipal Income       10/31             141,615     184,252      191,896


+ Advisor Latin America commenced operations on December 21, 1998.

++ Advisor Japan, Europe Capital Appreciation, Advisor Diversified International, and Global Equity commenced operations on December 17, 1998.

+++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++++ Advisor High Income commenced operations on September 7, 1999.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period December 1, 1997 through October 31, 1998.

For administering the securities lending program for the Taxable
Funds, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended October 31, 1999, 1998, and 1997, Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income did not pay FSC for securities lending.

For the fiscal years ended October 31, 1999, 1998, and 1997, Advisor Overseas paid FSC $111, $0, and $0, respectively, for securities lending.

DESCRIPTION OF THE TRUSTS

TRUST ORGANIZATION. Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income, are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust on April 23, 1986. On January 1, 1996, Advisor Intermediate Bond changed its name from Advisor Limited Term Bond Fund to Advisor Intermediate Bond Fund. On January 16, 1998, Advisor Municipal Income changed its name from Advisor High Income Municipal Fund to Advisor Municipal Income Fund. Currently, there are seven funds in Fidelity Advisor Series II: Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, and Advisor Municipal Income. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

Advisor Latin America, Advisor Japan, Advisor International Capital Appreciation, Advisor Europe Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Asia are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 23, 1983. Currently, there are eight funds in Fidelity Advisor Series VIII: Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Asia. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust for Fidelity Advisor Series II contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust for Fidelity Advisor Series II provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust for Fidelity Advisor Series II further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund. The Declaration of Trust for Advisor Series VIII provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or, for Class A, Class T, Class C,
Institutional Class, and Initial Class shares, conversion rights.
Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Fidelity Advisor Series VIII or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Fidelity Advisor Series II or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of the trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation and Advisor Emerging Asia. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, and Advisor Global Equity. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York is custodian of the assets of Advisor Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor High Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, and Advisor Short Fixed-Income. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Advisor Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets of the taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the custodian bank of Advisor International Capital Appreciation and Advisor Emerging Asia leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for Advisor Latin America, Advisor Emerging Asia, Advisor Japan, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Municipal Income. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor High Yield, Advisor High Income, Advisor Government Investment, and Advisor Short Fixed-Income. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1999, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, Magellan, and Fidelity Focus are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.